UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2005 - September 30, 2006

Item 1:	Reports to Shareholders

Vanguard® PRIMECAP Fund

> Annual Report

September 30, 2006

>	Vanguard PRIMECAP Fund returned more than 12% during fiscal 2006, handily outpacing the market return and the average result for peer funds.

>	The fund benefited from excellent stock selection in the information technology, industrials, and consumer discretionary sectors.

>	The fund missed some opportunities among financial stocks.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Fund Profile	10
Performance Summary	11
Financial Statements	13
Your Fund’s After-Tax Returns	25
About Your Fund’s Expenses	26
Trustees Approve Advisory Agreement	28
Glossary	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2006
Total
Return
Vanguard PRIMECAP Fund
Investor Shares	12.3%
Admiral™ Shares[1]	12.5
S&P 500 Index	10.8
Average Multi-Cap Growth Fund[2]	4.9

Your Fund’s Performance at a Glance
September 30, 2005–September 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$64.79	$70.30	$0.386	$1.908
Admiral Shares	67.28	73.03	0.472	1.980

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard PRIMECAP Fund returned more than 12%, handily outpacing the gain of its benchmark and the average return of its growth-oriented peers, for the fiscal year ended September 30, 2006. Your fund’s strong performance reflected excellent security selection among technology, industrial, and consumer-oriented stocks.

If you own Vanguard PRIMECAP Fund in a taxable account, you may wish to review our report on the fund’s after-tax returns on page 25. Please note that as of September 30 the fund remained closed to new investors. Existing shareholders may make additional purchases of up to $25,000 per year.

Stocks endured some rough going, then recovered to post strong results

The stock market advanced through the first part of the fund’s fiscal year, then hit a speed bump in May, as investors feared that the economy was growing too rapidly. But a slowdown in the housing market, coupled with a late-summer decline in oil prices, helped to allay inflation concerns. The broad market rebounded to post a solid 10.5% return for the 12-month period. Value-oriented stocks outperformed growth stocks, and large-capitalization stocks edged out small-caps, one of the market’s best-performing segments in recent years.

2

International stocks handily outpaced domestic issues, continuing a multiyear trend. European and emerging market stocks fared particularly well. Stocks in the Pacific region also performed admirably, even though Japanese stocks did not fully participate in the global market’s summer recovery.

In the bond market, prices rallied as the Fed paused

At its August and September meetings, the Federal Reserve Board twice voted to maintain the federal funds rate at 5.25%, marking a pause in the central bank’s two-year inflation-fighting campaign. With investor sentiment buoyed by the Fed’s near-term inflation outlook, interest rates decreased, driving bond prices higher.

The broad taxable bond market finished the period with a 3.7% return, and municipal bonds performed slightly better.

Although rates decreased along the entire maturity spectrum in late summer, the difference between the yields of the shortest- and longest-term issues remained narrow by historical standards. At the end of September, the U.S. Treasury yield curve was actually inverted, meaning that short-term issues such as 3-month and 6-month Treasury notes offered higher yields than those with longer maturities.

The fund tapped into some surprising sources of strength

Although stocks registered a strong advance during the past 12 months, broad market themes had limited bearing on your

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.2%	12.8%	7.6%
Russell 2000 Index (Small-caps)	9.9	15.5	13.8
Dow Jones Wilshire 5000 Index (Entire market)	10.5	13.3	8.6
MSCI All Country World Index ex USA (International)	19.4	23.9	16.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	3.7%	3.4%	4.8%
Lehman Municipal Bond Index	4.5	4.4	5.2
Citigroup 3-Month Treasury Bill Index	4.4	2.6	2.2

CPI
Consumer Price Index	2.1%	3.1%	2.6%

3

Fund’s performance. For example, Vanguard PRIMECAP Fund earned excellent returns from a handful of software and chip-maker stocks, even as the information technology sector turned in some of the broad market’s weaker results.

The fund’s consumer discretionary holdings—companies at the intersection of digital-entertainment delivery and production, such as DIRECTV and Sony—returned about eight percentage points more than the consumer discretionary stocks in the Standard & Poor’s 500 Index.

This divergence between market dynamics and PRIMECAP performance is not unusual. The fund’s advisor, PRIMECAP Management Company, relies on intensive research to identify companies that seem to boast impressive growth prospects, and then establishes large positions in the most promising candidates, regardless of their weight in market indexes. FedEx, the portfolio’s largest holding, accounts for some 5% of fund assets, but less than half a percentage point of the S&P 500 Index’s value. (During the past 12 months, incidentally, the global freight carrier returned about 25%, making a significant contribution to your fund’s performance.)

The fund’s distinctive investment strategy was also apparent in its weak spots during the 12 months. The fund missed out on much of the bounty in the financials sector. Its allocation to financials was relatively small, and its stock selections underperformed. The fund also trailed the market in the energy sector. These stocks

Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Multi-Cap
	Shares	Shares	Growth Fund
PRIMECAP Fund	0.46%	0.31%	1.65%

1 Fund expense ratios reflect the 12 months ended September 30, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

4

have pulled back recently as oil prices have tumbled, but the fund’s relatively modest group of holdings in the sector fell especially hard.

Talent and conviction have combined to produce long-term excellence

The talent for identifying investment opportunities and the confidence to seize them have been hallmarks of Vanguard PRIMECAP Fund’s performance not just during the past 12 months but since the fund’s 1984 inception.

During the past ten years, the fund has produced an annualized return of 12.9%. Its benchmark index advanced by 8.6% per year, while the average annual return of competing funds was just 6.5%. In dollar terms, these percentage-point shortfalls would have translated into dramatic gaps in wealth accumulation. A hypothetical investment of $25,000 in Vanguard PRIMECAP Fund would have grown to more than $84,000 over the decade; the same investment compounded at the peer-group average would have been worth $46,751. While we remain confident in the fund managers’ ability to deliver outstanding long-term performance, it would be unreasonable to expect such margins of superiority to persist indefinitely.

Provision your portfolio for a long-term journey

Although the U.S. stock market finished the 12-month period with a solid return, the journey was circuitous: a strong start, a mid-May swoon, a powerful finish. These ups and downs are an unavoidable fact of investing life.

Total Returns
Ten Years Ended September 30, 2006
	Average	Final Value of a $25,000
	Annual Return	Initial Investment
PRIMECAP Fund Investor Shares	12.9%	$84,455
S&P 500 Index	8.6	56,979
Average Multi-Cap Growth Fund	6.5	46,751

5

Our time-tested counsel to shareholders traveling across the market’s peaks and valleys toward long-term goals is to diversify both within and across asset classes. Within the stock market portion of your portfolio, for example, you can complement the large-cap-oriented PRIMECAP Fund with smaller stocks, potentially moderating the overall volatility of your stock investments. You can temper portfolio risk more dramatically by balancing stock funds with bond and money market funds in an allocation consistent with your goals and circumstances.

This simple plan gives you the opportunity to pursue the potentially high returns available from stocks while paying heed to risk control. Vanguard PRIMECAP Fund can play an important role in such a plan.

Thank you for entrusting your assets to Vanguard.

John J. Brennan

Chairman and Chief Executive Officer

October 13, 2006

6

Advisor’s Report

During the past 12 months, equity markets delivered solid returns. The Investor Shares of Vanguard PRIMECAP Fund returned 12.3%, exceeding the 10.8% return of the S&P 500 Index and the 4.9% average gain of the fund’s peer group.

Investment environment

Overall, fiscal 2006 was a strong year for stocks; however, it was a relatively challenging environment for growth stocks, as investors showed a strong preference for value stocks. Stocks struggled during the summer as the market wrestled with whether the Federal Reserve Board would continue to hike interest rates, threatening economic growth, or would pause, satisfied that the specter of inflation was less of a concern than preserving economic growth.

Since the Fed’s August 8 decision to leave short-term interest rates unchanged, stocks have trended higher. Additionally, energy and commodity prices have recently declined from historical highs, providing much needed relief to consumers and further mitigating inflationary concerns. Valuations, in our view, appear attractive in light of low long-term interest rates and modest inflationary expectations; however, with corporate profit margins at record highs, multiple expansion from the current level may prove difficult.

We continue to see relatively low premiums for high-quality growth stocks. The valuation differential between growth and value stocks remains near a 20-year low. Because our objective is to buy companies with superior growth at reasonable prices, we believe this valuation compression has afforded us some compelling investment opportunities.

Our successes

The fund’s outperformance relative to the index reflected stock selections in the information technology, industrials, and consumer discretionary sectors. Among technology stocks, our increased emphasis on software companies contributed significantly to the year’s results. During the year, we earned strong returns from Adobe Systems, Oracle, and Intuit. All three companies represent financially strong market leaders in consolidating industries.

In the industrials sector, successes included air-freight giant FedEx, the fund’s largest holding, which is increasing its share of the ground-parcel delivery market. Our airline stocks also generated strong returns, as increased load factors and lowered cost structures more than offset higher fuel prices. The fund earned excellent returns in the consumer discretionary sector from both broadcasting and entertainment companies, such as DIRECTV, Walt Disney, and select retailers. Schlumberger, Micron Technology, Inco, and Novartis also made strong contributions to our returns this year.

7

Our shortfalls

We sustained setbacks in our health care positions. Medical-device makers Boston Scientific and Medtronic performed poorly. Product recalls, FDA inquiries, safety concerns, and declining reimbursement rates have had a short-term impact on growth rates and investor psychology. Additionally, Boston Scientific has found the initial integration of Guidant to be more challenging than expected. We have increased our holdings in these two companies, as we believe the short-term issues will eventually be favorably resolved and the long-term growth prospects of the implantable-device and stent industries remain intact.

Other shortfalls included telecommunications-equipment stocks Plantronics, Nortel, and QUALCOMM; energy stocks ConocoPhillips and Pogo Producing; and Internet company eBay.

Outlook

We remain especially enthusiastic about companies in information technology and health care—sectors that accounted for many of our largest purchases during the past 12 months. We’ve added to some of the software companies that helped generate strong returns during the past year, including Oracle. We believe that four major trends will drive strong demand for software through the rest of the decade and beyond: (1) the availability of inexpensive bandwidth as the U.S. household broadband penetration doubles from 40%; (2) the sharing and storage of digital information, such as photos, data files, music, and video; (3) the convergence of voice, data, video, and wireless services; and (4) the need to protect and secure data and identities.

We’ve also been adding to our positions in the health care sector, although the recent performance of health care stocks continues to be poor. Pharmaceuticals have been among the worst-performing industry groups within the S&P 500 Index for the past four years, and we have continued to increase our commitment to the group. Despite public concern about drug prices, we see pharmaceuticals as part of the solution to higher health care costs. A recent study of nearly 200,000 patients published in the New England Journal of Medicine showed that capping drug benefits not only resulted in increased hospitalizations and deaths but produced no net cost savings. The money saved by spending less on drugs was spent on increased medical care for those patients whose drug benefits were capped. With the difference between the price/earnings ratios of pharmaceutical stocks and that of the S&P 500 Index close to a 40-year low, they appear undervalued.

8

We believe that the two segments of the economy most vulnerable to a slowdown are consumers and financial institutions. Consumer home equity extractions, which ranged between $100 billion and $200 billion for most of the 1980s and early 1990s, increased to $700 billion in 2005. With short-term interest rates rising and the housing market seemingly slowing, this source of liquidity is drying up.

Financial institutions will be hurt by deteriorating consumer finances, as well as by the relatively flat yield curve, which makes it more difficult for banks to arbitrage the difference between the interest rates of short-term deposits and long-term investments. While financials stocks account for approximately 22% of the S&P 500 Index’s value, the sector makes up less than 6% of portfolio assets, reflecting our pessimism for this area.

Howard B. Schow		Theo A. Kolokotrones
Portfolio Manager		Portfolio Manager
Joel P. Fried
Portfolio Manager
Mitchell J. Milias		Alfred W. Mordecai
Portfolio Manager		Portfolio Manager

PRIMECAP Management Company, LLP		October 18, 2006

9

Fund Profile

As of September 30, 2006

Portfolio Characteristics
		Comparative
	Fund	Index[1]
Number of Stocks	125	500
Median Market Cap	$28.3B	$56.1B
Price/Earnings Ratio	20.1x	17.0x
Price/Book Ratio	2.9x	2.8x
Yield		1.9%
Investor Shares	0.6%
Admiral Shares	0.8%
Return on Equity	14.7%	18.9%
Earnings Growth Rate	20.0%	17.0%
Foreign Holdings	12.3%	0.0%
Turnover Rate	10%	—
Expense Ratio		—
Investor Shares	0.46%
Admiral Shares	0.31%
Short-Term Reserves	3%	—

Sector Diversification (% of portfolio)
		Comparative
	Fund	Index[1]
Consumer Discretionary	11%	10%
Consumer Staples	1	10
Energy	7	9
Financials	5	22
Health Care	21	13
Industrials	12	11
Information Technology	31	15
Materials	8	3
Telecommunication Services	1	4
Utilities	0	3
Short-Term Reserves	3%	—

Volatility Measures[2]
Fund Versus
Comparative Index[1]
R-Squared	0.83
Beta	1.21

Ten Largest Holdings[3] (% of total net assets)

FedEx Corp.	air freight and logistics	4.9%
Adobe Systems, Inc.	application software	4.2
Texas Instruments, Inc.	semiconductors	3.2
Novartis AG ADR	pharmaceuticals	3.2
Eli Lilly & Co.	pharmaceuticals	2.8
Biogen Idec Inc.	biotechnology	2.7
Pfizer Inc.	pharmaceuticals	2.5
Microsoft Corp.	systems software	2.4
Oracle Corp.	systems software	2.4
Medtronic, Inc.	health care equipment	2.4
Top Ten		30.7%

Investment Focus

1 S&P 500 Index.

2 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 29.

3“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

10

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 1996–September 30, 2006

Initial Investment of $25,000

	Average Annual Total Returns			Final Value
	Periods Ended September 30, 2006			of a $25,000
	One Year	Five Years	Ten Years	Investment
PRIMECAP Fund Investor Shares[1]	12.30%	11.34%	12.95%	$84,455
S&P 500 Index	10.79	6.97	8.59	56,979
Average Multi-Cap Growth Fund[2]	4.86	6.75	6.46	46,751

			Final Value
		Since	of a $100,000
	One Year	Inception[3]	Investment
PRIMECAP Fund Admiral Shares[1]	12.45%	9.49%	$155,681
S&P 500 Index	10.79	5.55	130,186

1 Total return figures do not reflect the 1% fee assessed on redemptions of shares held less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years.

2 Derived from data provided by Lipper Inc.

3 November 12, 2001.

11

Fiscal-Year Total Returns (%): September 30, 1996–September 30, 2006

Note: See Financial Highlights tables on pages 18 and 19 for dividend and capital gains information.

12

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (97.2%)
Consumer Discretionary (10.9%)
*	DIRECTV Group, Inc.	29,776,749	586,006
	Sony Corp. ADR	11,350,000	458,086
	TJX Cos., Inc.	12,394,800	347,426
	Whirlpool Corp.	3,600,000	302,796
	Target Corp.	5,019,000	277,300
*	Univision Communications Inc.	6,000,000	206,040
^	Eastman Kodak Co.	9,000,000	201,600
*	Kohl’s Corp.	3,014,600	195,708
	The Walt Disney Co.	5,650,000	174,642
*	Comcast Corp. Class A	3,268,000	120,426
	Best Buy Co., Inc.	1,575,000	84,357
	Mattel, Inc.	3,707,900	73,046
*	Bed Bath & Beyond, Inc.	1,850,975	70,818
	Lowe’s Cos., Inc.	2,450,000	68,747
	Time Warner, Inc.	2,609,600	47,573
	Abercrombie & Fitch Co.	375,000	26,055
	Yum! Brands, Inc.	500,000	26,025
	ArvinMeritor, Inc.	1,620,600	23,077
	Tiffany & Co.	542,000	17,994
	Weight Watchers International, Inc.	150,000	6,651
	Brunswick Corp.	112,000	3,493
			3,317,866
Consumer Staples (1.4%)
	Costco Wholesale Corp.	7,000,000	347,760
	Avon Products, Inc.	2,460,000	75,424
			423,184
Energy (7.1%)
	ConocoPhillips Co.	11,300,000	672,689
	Schlumberger Ltd.	5,573,500	345,724
	Noble Energy, Inc.	5,960,000	271,716
	Hess Corp.	6,000,000	248,520
	EnCana Corp.	3,650,200	170,428
[1]	Pogo Producing Co.	3,260,000	133,497
	GlobalSantaFe Corp.	1,676,600	83,813
*	Transocean Inc.	1,100,000	80,553

	EOG Resources, Inc.	1,200,000	78,060
	Chevron Corp.	300,000	19,458
	Noble Corp.	300,000	19,254
	Murphy Oil Corp.	350,000	16,643
*	Cameron International Corp.	230,400	11,131
			2,151,486
Financials (5.5%)
	The Bank of New York Co., Inc.	9,800,000	345,548
	Marsh & McLennan Cos., Inc.	9,102,300	256,230
	The Chubb Corp.	4,766,800	247,683
	American International Group, Inc.	3,325,000	220,315
*	Berkshire Hathaway Inc. Class B	65,600	208,214
	Fannie Mae	1,800,000	100,638
	Transatlantic Holdings, Inc.	1,054,687	63,714
	AFLAC Inc.	1,200,000	54,912
	JPMorgan Chase & Co.	980,000	46,021
	Wells Fargo & Co.	1,150,000	41,607
	Capital One Financial Corp.	415,000	32,644
	Freddie Mac	295,000	19,567
	Fifth Third Bancorp	450,000	17,136
	State Street Corp.	200,000	12,480
	SLM Corp.	185,000	9,616
	Washington Mutual, Inc.	100,000	4,347
			1,680,672
Health Care (20.8%)
	Novartis AG ADR	16,377,860	957,122
	Eli Lilly & Co.	15,150,000	863,550
* [1]	Biogen Idec Inc.	18,131,020	810,094
	Pfizer Inc.	26,968,793	764,835
	Medtronic, Inc.	15,573,452	723,231
	Roche Holdings AG	2,950,000	508,241
*	Boston Scientific Corp.	25,728,010	380,517
*	Genzyme Corp.	4,400,000	296,868
	Applera Corp.-Applied Biosystems Group	8,945,300	296,179

13

			Market
			Value•
		Shares	($000)
	GlaxoSmithKline PLC ADR	4,403,800	234,414
*^	Sepracor Inc.	3,600,000	174,384
* [1]	Millipore Corp.	2,820,000	172,866
*	Amgen, Inc.	1,795,500	128,432
	Applera Corp.-Celera Genomics Group	1,073,600	14,945
			6,325,678
Industrials (12.0%)
	FedEx Corp.	13,575,800	1,475,417
	Union Pacific Corp.	6,570,000	578,160
	Southwest Airlines Co.	23,914,737	398,420
	Caterpillar, Inc.	5,256,900	345,904
*	AMR Corp.	9,528,200	220,483
[1]	Granite Construction Co.	3,150,000	168,052
	Fluor Corp.	1,400,000	107,646
* [1]	Alaska Air Group, Inc.	2,540,000	96,621
	Deere & Co.	1,048,500	87,979
	Pall Corp.	2,000,000	61,620
	Donaldson Co., Inc.	1,600,000	59,040
	United Parcel Service, Inc.	315,270	22,681
	3M Co.	300,000	22,326
			3,644,349
Information Technology (31.2%)
	Communications Equipment (5.3%)
*	Corning, Inc.	18,297,000	446,630
	QUALCOMM Inc.	10,403,000	378,149
	Motorola, Inc.	14,050,000	351,250
*	Nortel Networks Corp.	83,009,400	190,922
^	LM Ericsson Telephone Co. ADR Class B	4,637,857	159,774
[1]	Plantronics, Inc.	4,701,500	82,417

	Computers & Peripherals (2.2%)
	Hewlett-Packard Co.	11,805,000	433,125
*	EMC Corp.	17,129,200	205,208
*	Dell Inc.	1,380,000	31,519

	Electronic Equipment & Instruments (1.1%)
[1]	Tektronix, Inc.	6,629,600	191,794
	Symbol Technologies, Inc.	5,200,000	77,272
*	Coherent, Inc.	1,420,000	49,217
*	Agilent Technologies, Inc.	237,681	7,770

	Internet Software & Services (1.8%)
*	Google Inc.	717,500	288,363
*	eBay Inc.	6,625,000	187,885
*	Yahoo! Inc.	2,079,500	52,570

	IT Services (0.6%)
	Accenture Ltd.	4,136,200	131,159
	Paychex, Inc.	1,400,000	51,590

	Semiconductors & Semiconductor Equipment (7.8%)
	Texas Instruments, Inc.	29,100,000	967,575
*	Micron Technology, Inc.	36,512,373	635,315
	Intel Corp.	17,100,000	351,747
	Applied Materials, Inc.	7,330,000	129,961
*	Freescale Semiconductor, Inc. Class B	2,163,863	82,248
*	NVIDIA Corp.	2,150,000	63,619
*	ASML Holding (New York)	2,001,000	46,583
*	Rambus Inc.	2,500,000	43,600
*	Entegris Inc.	2,583,472	28,186
	KLA-Tencor Corp.	525,000	23,347

	Software (12.4%)
* [1]	Adobe Systems, Inc.	33,800,000	1,265,810
	Microsoft Corp.	27,183,347	742,921
*	Oracle Corp.	41,150,600	730,012
*	Intuit, Inc.	14,200,000	455,678
*[1]	Citrix Systems, Inc.	9,600,000	347,616
*	Symantec Corp.	10,805,200	229,935
			9,460,767
Materials (7.6%)
[1]	Potash Corp. of Saskatchewan, Inc.	6,851,400	713,847
	Weyerhaeuser Co.	5,330,000	327,955
	Monsanto Co.	6,594,360	310,001
	Inco Ltd.	4,000,000	305,080
	Praxair, Inc.	3,850,100	227,772
	Dow Chemical Co.	5,650,000	220,237
	Alcoa Inc.	4,854,000	136,106
[1]	MacDermid, Inc.	1,701,000	55,487
	Phelps Dodge Corp.	280,000	23,716
	Temple-Inland Inc.	70,000	2,807
			2,323,008
Telecommunication Services (0.7%)
	Sprint Nextel Corp.	10,393,800	178,254
	Embarq Corp.	502,440	24,303
			202,557
Total Common Stocks
(Cost $19,084,627)			29,529,567
Temporary Cash Investments (3.1%)
[2]	Vanguard Market
	Liquidity Fund, 5.306%	872,849,044	872,849
[2]	Vanguard Market
	Liquidity Fund,
	5.306%—Note G	67,595,000	67,595
Total Temporary Cash Investments
(Cost $940,444)			940,444
Total Investments (100.3%)
(Cost $20,025,071)			30,470,011
Other Assets and Liabilities—Net (–0.3%)			(99,441)

Net Assets (100%)			30,370,570

14

Market
Value•
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	30,470,011
Receivables for Capital Shares Issued	34,424
Other Assets—Note C	29,203
Total Assets	30,533,638
Liabilities
Security Lending Collateral
Payable to Brokers—Note G	67,595
Other Liabilities	95,473
Total Liabilities	163,068
Net Assets	30,370,570

At September 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	18,426,237
Undistributed Net Investment Income	108,084
Accumulated Net Realized Gains	1,391,265
Unrealized Appreciation
Investment Securities	10,444,940
Foreign Currencies	44
Net Assets	30,370,570

Investor Shares—Net Assets
Applicable to 310,500,758 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	21,828,190
Net Asset Value Per Share—
Investor Shares	$70.30

Admiral Shares—Net Assets
Applicable to 116,965,480 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	8,542,380
Net Asset Value Per Share—
Admiral Shares	$73.03

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. See Note I in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note E in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

15

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Dividends[1,2]	270,002
Interest[2]	48,222
Security Lending	1,628
Total Income	319,852
Expenses
Investment Advisory Fees—Note B	62,097
The Vanguard Group—Note C
Management and Administrative
Investor Shares	46,254
Admiral Shares	5,969
Marketing and Distribution
Investor Shares	4,670
Admiral Shares	1,423
Custodian Fees	449
Auditing Fees	19
Shareholders’ Reports
Investor Shares	454
Admiral Shares	15
Trustees’ Fees and Expenses	32
Total Expenses	121,382
Expenses Paid Indirectly—Note D	(682)
Net Expenses	120,700
Net Investment Income	199,152
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,712,252
Foreign Currencies	(29)
Realized Net Gain (Loss)	1,712,223
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,447,579
Foreign Currencies	44
Change in Unrealized Appreciation (Depreciation)	1,447,623
Net Increase (Decrease) in Net Assets Resulting from Operations	3,358,998

1 Dividends are net of foreign withholding taxes of $4,770,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $10,428,000, $48,219,000, and $450,750,000, respectively.

16

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	199,152	230,848
Realized Net Gain (Loss)	1,712,223	712,533
Change in Unrealized Appreciation (Depreciation)	1,447,623	2,542,634
Net Increase (Decrease) in Net Assets Resulting from Operations	3,358,998	3,486,015
Distributions
Net Investment Income
Investor Shares	(120,479)	(163,617)
Admiral Shares	(50,404)	(36,076)
Realized Capital Gain
Investor Shares	(595,528)	—
Admiral Shares	(211,443)	—
Total Distributions	(977,854)	(199,693)
Capital Share Transactions—Note H
Investor Shares	(553,866)	(2,992,661)
Admiral Shares	969,966	2,573,706
Net Increase (Decrease) from Capital Share Transactions	416,100	(418,955)
Total Increase (Decrease)	2,797,244	2,867,367
Net Assets
Beginning of Period	27,573,326	24,705,959
End of Period[1]	30,370,570	27,573,326

1 Net Assets—End of Period includes undistributed net investment income of $108,084,000 and $89,985,000.

17

Financial Highlights

PRIMECAP Fund Investor Shares

	Year Ended		Sept. 1 to
For a Share Outstanding	September 30,		Sept. 30,	Year Ended August 31,
Throughout Each Period	2006	2005	2004[1]	2004	2003	2002
Net Asset Value,
Beginning of Period	$64.79	$57.18	$54.93	$48.50	$39.51	$51.90
Investment Operations
Net Investment Income	.437	.511[2]	.03	.25	.23	.188
Net Realized and Unrealized
Gain (Loss) on Investments	7.367	7.544	2.22	6.39	8.97	(12.183)
Total from
Investment Operations	7.804	8.055	2.25	6.64	9.20	(11.995)
Distributions
Dividends from
Net Investment Income	(.386)	(.445)	—	(.21)	(.21)	(.260)
Distributions from
Realized Capital Gains	(1.908)	—	—	—	—	(.135)
Total Distributions	(2.294)	(.445)	—	(.21)	(.21)	(.395)
Net Asset Value,
End of Period	$70.30	$64.79	$57.18	$54.93	$48.50	$39.51

Total Return[3]	12.30%	14.13%	4.10%	13.72%	23.41%	–23.28%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$21,828	$20,643	$20,933	$20,115	$16,886	$13,216
Ratio of Total Expenses to
Average Net Assets	0.46%	0.46%	0.45%*	0.46%	0.51%	0.49%
Ratio of Net Investment
Income to Average Net Assets	0.64%	0.85%[2]	0.57%*	0.48%	0.56%	0.42%
Portfolio Turnover Rate	10%	12%	1%	9%	12%	11%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Net investment income per share and the ratio of net investment income to average net assets include $.144 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3 Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years.

* Annualized.

18

PRIMECAP Fund Admiral Shares
						Nov. 12,
	Year Ended		Sept. 1 to	Year Ended		2001[2] to
For a Share Outstanding	September 30,		Sept. 30,	August 31,		Aug. 31,
Throughout Each Period	2006	2005	2004[1]	2004	2003	2002
Net Asset Value,
Beginning of Period	$67.28	$59.36	$57.02	$50.34	$41.00	$50.00
Investment Operations
Net Investment Income	.562	.636[3]	.03	.35	.295	.191
Net Realized and Unrealized
Gain (Loss) on Investments	7.640	7.836	2.31	6.62	9.310	(8.776)
Total from
Investment Operations	8.202	8.472	2.34	6.97	9.605	(8.585)
Distributions
Dividends from
Net Investment Income	(.472)	(.552)	—	(.29)	(.265)	(.275)
Distributions from
Realized Capital Gains	(1.980)	—	—	—	—	(.140)
Total Distributions	(2.452)	(.552)	—	(.29)	(.265)	(.415)
Net Asset Value,
End of Period	$73.03	$67.28	$59.36	$57.02	$50.34	$41.00

Total Return[4]	12.45%	14.33%	4.10%	13.88%	23.58%	–17.35%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$8,542	$6,930	$3,773	$3,605	$2,067	$1,369
Ratio of Total Expenses to
Average Net Assets	0.31%	0.31%	0.30%*	0.31%	0.37%	0.38%*
Ratio of Net Investment
Income to Average Net Assets	0.79%	0.96%[3]	0.72%*	0.63%	0.69%	0.52%*
Portfolio Turnover Rate	10%	12%	1%	9%	12%	11%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Net investment income per share and the ratio of net investment income to average net assets include $.149 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

4 Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee previously assessed on shares held for less than five years.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair-value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2006, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2006, the fund had contributed capital of $3,117,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2006, these arrangements reduced the fund’s management and administrative expenses by $633,000 and custodian fees by $49,000.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended September 30, 2006, the fund realized net foreign currency losses of $29,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $10,141,000 from undistributed net investment income, and $84,109,000 from accumulated net realized gains, to paid-in capital.

21

For tax purposes, at September 30, 2006, the fund had $165,037,000 of ordinary income and $1,375,972,000 of long-term capital gains available for distribution.

At September 30, 2006, the cost of investment securities for tax purposes was $20,025,071,000. Net unrealized appreciation of investment securities for tax purposes was $10,444,940,000 consisting of unrealized gains of $11,282,360,000 on securities that had risen in value since their purchase and $837,420,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended September 30, 2006, the fund purchased $2,925,726,000 of investment securities and sold $3,575,945,000 of investment securities, other than temporary cash investments.

G. The market value of securities on loan to broker-dealers at September 30, 2006, was $64,634,000, for which the fund received cash collateral of $67,595,000.

H. Capital share transactions for each class of shares were:

		Year Ended September 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	$1,953,345	28,851	$2,112,455	34,784
Issued in Lieu of Cash Distributions	705,002	10,739	159,904	2,613
Redeemed[1]	(3,212,213)	(47,710)	(5,265,020)	(84,896)
Net Increase (Decrease)—Investor Shares	(553,866)	(8,120)	(2,992,661)	(47,499)
Admiral Shares
Issued	1,539,872	22,010	3,013,929	46,362
Issued in Lieu of Cash Distributions	247,413	3,631	33,026	520
Redeemed[1]	(817,319)	(11,681)	(473,249)	(7,435)
Net Increase (Decrease)—Admiral Shares	969,966	13,960	2,573,706	39,447

1 Net of redemption fees of $672,000 and $1,126,000 (fund totals).

22

I. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current-Period Transactions
	Sept. 30, 2005		Proceeds from		Sept. 30, 2006
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Adobe Systems, Inc.	1,019,557	3,772	19,419	—	1,265,810
Alaska Air Group, Inc.	73,812	—	—	—	96,621
AMR Corp.	103,974	5,800	—	—	n/a1
Biogen Idec Inc.	715,813	—	—	—	810,094
Citrix Systems, Inc.	245,115	—	5,167	—	347,616
Granite Construction Co.	120,456	—	—	1,260	168,052
MacDermid, Inc.	44,668	—	—	408	55,487
Micron Technology, Inc.	485,615	—	—	—	n/a1
Millipore Corp.	177,350	—	—	—	172,866
The Neiman Marcus Group, Inc.
Class A	179,910	—	180,000	—	—
The Neiman Marcus Group, Inc.
Class B	102,706	—	102,881	—	—
Plantronics, Inc.	144,853	—	—	940	82,417
Pogo Producing Co.	192,144	—	—	937	133,497
Potash Corp. of Saskatchewan, Inc.	630,041	7,792	—	3,481	713,847
Robert Half International, Inc.	310,523	—	326,785	1,811	—
Tektronix, Inc.	167,265	—	—	1,591	191,794
	4,713,802			10,428	4,038,101

J. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 At September 30, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard PRIMECAP Fund:

In our opinion, the accompanying statement of net assets, including the statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard PRIMECAP Fund (the “Fund”) at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 13, 2006

Special 2006 tax information (unaudited) for Vanguard PRIMECAP Fund

This information for the fiscal year ended September 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $890,247,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The fund distributed $170,884,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2006. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: PRIMECAP Fund Investor Shares
Periods Ended September 30, 2006
	One	Five	Ten
	Year[1]	Years	Years
Returns Before Taxes	12.30%	11.34%	12.95%
Returns After Taxes on Distributions	11.73	11.08	12.06
Returns After Taxes on Distributions and Sale of Fund Shares	8.68	9.81	11.16

1 Total return figures do not reflect the 1% fee assessed on redemptions of shares held less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	3/31/2006	9/30/2006	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,007.45	$2.31
Admiral Shares	1,000.00	1,008.14	1.56
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.76	$2.33
Admiral Shares	1,000.00	1,023.51	1.57

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not include your fund’s low-balance fee or the 1% fee on redemptions of shares held for less than one year. These fees are fully described in the prospectus. If the fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

27

Trustees Approve Advisory Agreement

The board of trustees of Vanguard PRIMECAP Fund has renewed the fund’s investment advisory agreement with PRIMECAP Management Company. The board determined that the retention of the advisor was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of PRIMECAP Management’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of the firm. The board noted that PRIMECAP Management, founded in 1983, is recognized for its long-term approach to growth equity investing. The firm has managed the PRIMECAP Fund since its inception in 1984. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential overlooked by the market and trading at attractive valuation levels.

The board concluded that PRIMECAP Management’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that PRIMECAP Management has carried out its investment strategy in disciplined fashion, and the results have been strong, as the fund has outperformed its relevant benchmark and peer group since its inception. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fee was also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of PRIMECAP Management in determining whether to approve the advisory fee, because PRIMECAP Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also approved a change to the process for the quarterly calculation of PRIMECAP’s asset-based advisory fee. The calculation now will be based on the average daily net assets of the fund rather than the average month-end net assets.

The advisory agreement will continue for one year and is renewable by the fund’s board after that for successive one-year periods.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
142 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
142 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
142 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
142 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
142 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
142 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
142 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
142 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
142 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
142 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q590 112006

Vanguard® Target Retirement Funds

> Annual Report

September 30, 2006

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2005 Fund

Vanguard Target Retirement 2010 Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2020 Fund

Vanguard Target Retirement 2025 Fund

>

For the fiscal year ended September 30, 2006, returns for the six Target Retirement Funds covered in this report ranged from 4.4% for the most income-oriented fund to 8.2% for the 2025 fund, which has the highest allocation to stocks.

>	Domestic and international stock markets produced double-digit returns during the period, while bond returns were positive but generally modest, a result of rising interest rates.

>	On June 7, 2006, Vanguard expanded its Target Retirement Funds lineup to offer funds with retirement dates staggered at five-year intervals.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement Income Fund	8
Target Retirement 2005 Fund	17
Target Retirement 2010 Fund	26
Target Retirement 2015 Fund	35
Target Retirement 2020 Fund	44
Target Retirement 2025 Fund	53
Your Fund’s After-Tax Returns	63
About Your Fund’s Expenses	64
Glossary	66

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2006
Total
Returns[1]
Vanguard Target Retirement Income Fund	4.4%
Target Income Composite Index[2]	4.5
Target Income Composite Average[3]	3.7

Vanguard Target Retirement 2005 Fund	5.1%
Target 2005 Composite Index[2]	5.2
Target 2005 Composite Average[3]	3.7

Vanguard Target Retirement 2010 Fund	5.1%
Target 2010 Composite Index[2]	5.0
Target 2010 Composite Average[3]	3.5

Vanguard Target Retirement 2015 Fund	7.2%
Target 2015 Composite Index[2]	7.3
Target 2015 Composite Average[3]	5.8

Vanguard Target Retirement 2020 Fund	5.7%
Target 2020 Composite Index[2]	5.7
Target 2020 Composite Average[3]	4.0

Vanguard Target Retirement 2025 Fund	8.2%
Target 2025 Composite Index[2]	8.3
Target 2025 Composite Average[3]	6.3

1 Returns for the 2010 and 2020 Funds are since inception on June 7, 2006.

2 Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and MSCI Emerging Markets Index; for bonds, the Lehman Brothers Aggregate Bond Index and the Lehman Treasury Inflation Notes Index; and for short-term reserves, the Citigroup 3-Month Treasury Bill Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average intermediate-term Treasury fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the 2006 fiscal year, Vanguard Target Retirement Funds enjoyed a period of positive performance overall. Returns for domestic stocks were strong, and bond returns were generally modest in the face of rising interest rates. Those funds holding larger weightings in international markets fared best during the period, as stocks abroad continued to outperform domestic issues.

Six Vanguard Target Retirement Funds are covered in this report, including two funds that were added to the lineup on June 7, 2006. All of the funds produced gains in line with their respective asset allocations. The returns ranged from 4.4% for the Target Retirement Income Fund, which has the heaviest bond allocation, to 8.2% for the Target Retirement 2025 Fund, with its heavy allocation to stocks, including notable exposure to the strongly performing European and Pacific markets.

Stocks endured some rough going, then recovered to post strong results

The stock market advanced through the first part of the funds’ fiscal year, then hit a speed bump in May, as investors feared that the economy was growing too rapidly. But a slowdown in the housing market, coupled with a late-summer decline in oil prices, helped to allay inflation concerns. The broad market rebounded to post a solid 10.5% return for the 12 months. Value-oriented stocks outperformed growth stocks, and large-capitalization stocks edged out small-caps, one of the market’s best-performing segments in recent years.

International stocks handily outpaced domestic issues, continuing a multiyear trend. European and emerging market stocks fared particularly well. Stocks in the Pacific region also performed admirably, even though Japanese stocks did not fully participate in the global market’s summer recovery.

In the bond market, prices rallied as the Fed paused

At its August and September meetings, the Federal Reserve Board twice voted to maintain the federal funds rate at 5.25%, marking a pause in the central bank’s two-year inflation-fighting campaign. With investor sentiment buoyed by the Fed’s near-term inflation outlook, interest rates decreased, driving bond prices higher. The broad taxable bond market finished the period with a 3.7% return, and municipal bonds performed slightly better.

Although rates decreased along the entire maturity spectrum in late summer, the difference between the yields of the shortest- and longest-term issues remained narrow by historical standards. At the end of September, the U.S. Treasury yield curve was actually inverted, meaning that short-term issues such as 3-month and 6-month Treasury notes offered higher yields than those with longer maturities.

The Target Retirement Funds performed as expected

For the Target Retirement Funds, performance during the fiscal year depended on where each fund stood on the retirement-year spectrum. The

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.2%	12.8%	7.6%
Russell 2000 Index (Small-caps)	9.9	15.5	13.8
Dow Jones Wilshire 5000 Index (Entire market)	10.5	13.3	8.6
MSCI All Country World Index ex USA (International)	19.4	23.9	16.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	3.7%	3.4%	4.8%
Lehman Municipal Bond Index	4.5	4.4	5.2
Citigroup 3-Month Treasury Bill Index	4.4	2.6	2.2

CPI
Consumer Price Index	2.1%	3.1%	2.6%

longest-dated fund, Target Retirement 2025, is the most aggressive, with 16% of its assets in international stocks, 65% in U.S. stocks, and 19% in bonds as of September 30. This allocation explains why the fund had the highest return among the six funds covered in this report. At the other end of the spectrum, with the highest exposure to bonds, the Target Retirement Income Fund gained 4.4%, as rising interest rates depressed bond prices.

Each of the Target Retirement Funds includes a mix of stock and bond funds that is appropriate for its target maturity date. As the retirement date nears, these allocations shift to become more income-oriented. The funds designed for investors in, or closest to, retirement—the Target Retirement Income Fund and the Target Retirement 2005 Fund—both hold some portion of their assets in Vanguard Prime Money Market Fund and Vanguard Inflation-Protected Securities Fund, providing shareholders with a combination of stability and inflation protection.

Among the underlying Vanguard funds represented in the Target Retirement series, the best performers were the international funds: Vanguard European Stock Index Fund (+22.1%), Emerging Markets Stock Index Fund (+18.2%), and Pacific Stock Index Fund (+12.4). The more modest performers among the underlying funds included the Total Bond Market Index Fund and the Inflation-Protected Securities Fund, which returned 3.6% and 1.8%, respectively. The Inflation-Protected Securities Fund seeks to insulate investors against the long-term effects

Asset Allocations on September 30, 2006

			Short-Term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	47	52	1
2010	57	43	0
2015	65	35	0
2020	73	27	0
2025	81	19	0

1 As of September 30, 2006, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 6%, 10%, 11%, 13%, 15%, and 16% of assets, respectively.

2 Allocations do not change.

of inflation and, in the short run, can provide some protection from unexpected inflationary spikes.

With one decision, the funds provide an age-appropriate portfolio

Except for the Income Fund, the Vanguard Target Retirement Funds all gradually march toward more conservative, age-appropriate asset allocations. In the process, the funds largely rely on cost-efficient Vanguard index funds to capture the returns of the stock and bond markets.

The results of this efficient approach are reflected in the table showing the funds’ competitive performance since inception. Each of the Target Retirement Funds is within 0.2 percentage point of the performance of its composite benchmark index, which reflects market performance but with no fees subtracted. Each fund is also ahead of the return for an appropriate composite of mutual-fund peer groups. Over the long term, we would expect such competitive performance to continue, as the funds’ low costs should continue to provide a competitive advantage.

A straightforward, low-cost solution

As we have counseled investors through the years, choosing and sticking with a carefully considered, balanced portfolio

Total Returns
Inception[1] through September 30, 2006
	Average Annual	Final Value of a $10,000
	Total Return	Initial Investment
Target Retirement Income Fund	5.6%	$11,713
Target Income Composite Index	5.7	11,762
Target Income Composite Average	5.1	11,574
Target Retirement 2005 Fund	6.6	12,052
Target 2005 Composite Index	6.8	12,122
Target 2005 Composite Average	5.9	11,834
Target Retirement 2010 Fund	5.1	10,505
Target 2010 Composite Index	5.0	10,499
Target 2010 Composite Average	3.5	10,353
Target Retirement 2015 Fund	8.4	12,674
Target 2015 Composite Index	8.5	12,707
Target 2015 Composite Average	7.7	12,434
Target Retirement 2020 Fund	5.7	10,570
Target 2020 Composite Index	5.7	10,572
Target 2020 Composite Average	4.0	10,400
Target Retirement 2025 Fund	9.5	13,045
Target 2025 Composite Index	9.6	13,076
Target 2025 Composite Average	8.6	12,731

1 For the Income, 2005, 2015, and 2025 Funds, inception was October 27, 2003; for the 2010 and 2020 Funds, inception was June 7, 2006.

of stock, bond, and money market funds suited to your unique circumstances and time horizon can be critical to your portfolio’s long-term success. The Vanguard Target Retirement Funds put this counsel into practice, providing investors with a one-stop, age-appropriate solution to their retirement investment needs.

As seasoned investors know, the market’s shifts can be damaging to anyone who relies too heavily on any one market segment. By selecting a Target Retirement Fund, you have chosen an investment designed to be balanced appropriately, at any time, given your retirement target.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 12, 2006

Expense Ratios
Your fund compared with its peer group

	“Acquired” Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.21%	1.05%
2005	0.21	1.12
2010	0.20[3]	1.44
2015	0.21	1.23
2020	0.20[3]	1.44
2025	0.21	1.28

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

3 For the 2010 and 2020 Funds, acquired fund fees and expenses are annualized since inception on June 7, 2006.

Your Fund’s Performance at a Glance
September 30, 2005[1]–September 30, 2006

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[2]
Income	$10.52	$10.52	$0.430	$0.015	4.11%
2005	11.14	11.38	0.310	0.009	3.44
2010	20.00	21.01	0.000	0.000	2.96
2015	11.54	12.10	0.260	0.002	2.71
2020	20.00	21.14	0.000	0.000	2.42
2025	11.80	12.51	0.240	0.001	2.23

1	For Target Retirement 2010 Fund and Target Retirement 2020 Fund, starting share price as of inception on June 7, 2006.

2 Thirty-day advertised yield net of expenses at month-end.

Target Retirement Income Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	4.1%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	44.6%
Total Stock Market Index Fund	24.3
Inflation-Protected Securities Fund	20.1
Prime Money Market Fund	5.0
European Stock Index Fund	3.5
Pacific Stock Index Fund	1.7
Emerging Markets Stock Index Fund	0.8
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2006		of a $10,000
	One Year	Since Inception[1]	Investment
Target Retirement Income Fund	4.36%	5.55%	$11,713
Lehman Aggregate Bond Index	3.67	3.81	11,155
Target Income Composite Index[2]	4.50	5.70	11,762
Target Income Composite Average[3]	3.66	5.12	11,574

Total Investment Returns (%): October 27, 2003–September 30, 2006
				Target
				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	3.3%	2.9%	6.2%	6.3%
2005	2.1	3.6	5.7	5.8
2006	0.1	4.3	4.4	4.5

1 October 27, 2003.

2 The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 45% Lehman Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target Income Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 45% average fixed income fund, 24% average general equity fund, 20% average Treasury inflation- protected securities fund, 5% average money market fund, 5% average international fund, and 1% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 14 for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100%)
U.S. Stock Funds (24.3%)
Vanguard Total Stock Market Index Fund Investor Shares	5,981,166	191,397
Vanguard Total Stock Market ETF	61,679	8,112

International Stock Funds (6.0%)
Vanguard European Stock Index Fund Investor Shares	875,778	29,111
Vanguard Pacific Stock Index Fund Investor Shares	1,213,155	14,291
Vanguard Emerging Markets Stock Index Fund Investor Shares	295,223	6,214

Bond Funds (64.7%)
Vanguard Total Bond Market Index Fund Investor Shares	36,704,961	366,316
Vanguard Inflation-Protected Securities Fund Investor Shares	13,826,547	165,089

Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	41,452,707	41,453
Total Investment Companies
(Cost $809,320)		821,983
Other Assets and Liabilities (0.0%)
Other Assets		3,857
Liabilities		(4,212)
		(355)
Net Assets (100%)
Applicable to 78,076,937 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		821,628
Net Asset Value Per Share		$10.52

Target Retirement Income Fund

At September 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	813,127	$10.41
Undistributed Net Investment Income	1,285.02
Accumulated Net Realized Losses	(5,447)	(.07)
Unrealized Appreciation	12,663.16
Net Assets	821,628	$10.52

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement Income Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	32,676
Net Investment Income—Note B	32,676
Realized Net Gain (Loss)
Capital Gain Distributions Received	189
Investment Securities Sold	(5,644)
Realized Net Gain (Loss)	(5,455)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	6,317
Net Increase (Decrease) in Net Assets Resulting from Operations	33,538

Target Retirement Income Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,676	18,706
Realized Net Gain (Loss)	(5,455)	1,045
Change in Unrealized Appreciation (Depreciation)	6,317	5,105
Net Increase (Decrease) in Net Assets Resulting from Operations	33,538	24,856
Distributions
Net Investment Income	(31,951)	(18,511)
Realized Capital Gain[1]	(1,021)	(151)
Total Distributions	(32,972)	(18,662)
Capital Share Transactions—Note E
Issued	408,967	449,883
Issued in Lieu of Cash Distributions	29,738	16,696
Redeemed	(294,882)	(110,338)
Net Increase (Decrease) from Capital Share Transactions	143,823	356,241
Total Increase (Decrease)	144,389	362,435
Net Assets
Beginning of Period	677,239	314,804
End of Period[2]	821,628	677,239

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $204,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $1,285,000 and $560,000.

Target Retirement Income Fund

Financial Highlights

			Sept. 1,	Oct. 27,
			2004, to	2003[2] to
	Year Ended September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.439[3]	.399[3]	.06	.235
Capital Gain Distributions Received	.003[3]	.022[3]	—	.015
Net Realized and Unrealized Gain (Loss) on Investments	.003	.163	(.01)	.310
Total from Investment Operations	.445	.584	.05	.560
Distributions
Dividends from Net Investment Income	(.430)	(.370)	(.08)	(.205)
Distributions from Realized Capital Gains	(.015)	(.004)	—	(.015)
Total Distributions	(.445)	(.374)	(.08)	(.220)
Net Asset Value, End of Period	$10.52	$10.52	$10.31	$10.34

Total Return	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$822	$677	$315	$297
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	4.21%	3.80%	3.96%*	3.62%*
Portfolio Turnover Rate	22%	0%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER® Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $1,297,000 of ordinary income available for distribution. The fund had available realized losses of $5,058,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $809,721,000. Net unrealized appreciation of investment securities for tax purposes was $12,262,000, consisting of unrealized gains of $26,099,000 on securities that had risen in value since their purchase and $13,837,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. During the year ended September 30, 2006, the fund purchased $312,007,000 of investment securities and sold $168,298,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	39,176	42,786
Issued in Lieu of Cash Distributions	2,872	1,592
Redeemed	(28,362)	(10,507)
Net Increase (Decrease) in Shares Outstanding	13,686	33,871

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2005 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	3.4%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	40.6%
Total Stock Market Index Fund	37.8
Inflation-Protected Securities Fund	11.4
European Stock Index Fund	5.6
Pacific Stock Index Fund	2.7
Emerging Markets Stock Index Fund	1.2
Prime Money Market Fund	0.7
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2006		of a $10,000
	One Year	Since Inception[1]	Investment
Target Retirement 2005 Fund	5.13%	6.59%	$12,052
Dow Jones Wilshire 5000 Index	10.48	12.12	13,975
Target 2005 Composite Index[2]	5.23	6.80	12,122
Target 2005 Composite Average[3]	3.68	5.92	11,834

Total Investment Returns (%): October 27, 2003–September 30, 2006
				Target
				2005
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	6.6%	0.6%	7.2%	7.3%
2005	4.6	2.4	7.0	7.1
2006	2.2	2.9	5.1	5.2

1 October 27, 2003.

2 The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 41% Lehman Aggregate Bond Index, 38% MSCI US Broad Market Index, 11% Lehman Treasury Inflation Notes Index, 8% MSCI EAFE Index, 1% Citigroup 3-Month Treasury Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target 2005 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 41% average fixed income fund, 38% average general equity fund, 11% average Treasury inflation- protected securities fund, 8% average international fund, 1% average money market fund, and 1% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 23 for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100%)
U.S. Stock Funds (37.8%)
Vanguard Total Stock Market Index Fund Investor Shares	10,892,945	348,574
Vanguard Total Stock Market ETF	98,256	12,923

International Stock Funds (9.5%)
Vanguard European Stock Index Fund Investor Shares	1,614,322	53,660
Vanguard Pacific Stock Index Fund Investor Shares	2,212,202	26,060
Vanguard Emerging Markets Stock Index Fund Investor Shares	527,124	11,096

Bond Funds (52.0%)
Vanguard Total Bond Market Index Fund Investor Shares	38,936,221	388,583
Vanguard Inflation-Protected Securities Fund Investor Shares	9,171,122	109,503

Money Market Fund (0.7%)
Vanguard Prime Money Market Fund Investor Shares	6,734,309	6,734
Total Investment Companies
(Cost $927,354)		957,133
Other Assets and Liabilities (0.0%)
Other Assets		5,900
Liabilities		(6,062)
		(162)
Net Assets (100%)
Applicable to 84,063,637 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		956,971
Net Asset Value Per Share		$11.38

Target Retirement 2005 Fund

At September 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	911,043	$10.83
Undistributed Net Investment Income	22,368.27
Accumulated Net Realized Losses	(6,219)	(.07)
Unrealized Appreciation	29,779.35
Net Assets	956,971	$11.38

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2005 Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	30,677
Net Investment Income—Note B	30,677
Realized Net Gain (Loss)
Capital Gain Distributions Received	138
Investment Securities Sold	(6,192)
Realized Net Gain (Loss)	(6,054)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	19,405
Net Increase (Decrease) in Net Assets Resulting from Operations	44,028

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,677	14,866
Realized Net Gain (Loss)	(6,054)	443
Change in Unrealized Appreciation (Depreciation)	19,405	9,560
Net Increase (Decrease) in Net Assets Resulting from Operations	44,028	24,869
Distributions
Net Investment Income	(20,383)	(6,718)
Realized Capital Gain[1]	(592)	(112)
Total Distributions	(20,975)	(6,830)
Capital Share Transactions—Note E
Issued	540,605	485,535
Issued in Lieu of Cash Distributions	20,534	6,633
Redeemed	(277,991)	(96,913)
Net Increase (Decrease) from Capital Share Transactions	283,148	395,255
Total Increase (Decrease)	306,201	413,294
Net Assets
Beginning of Period	650,770	237,476
End of Period[2]	956,971	650,770

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $132,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $22,368,000 and $12,074,000.

Target Retirement 2005 Fund

Financial Highlights

			Sept. 1,	Oct. 27,
			2004, to	2003[2] to
	Year Ended September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.408[3]	.388[3]	.05	.185
Capital Gain Distributions Received	.002[3]	.015[3]	—	.010
Net Realized and Unrealized Gain (Loss) on Investments	.149	.331	.02	.450
Total from Investment Operations	.559	.734	.07	.645
Distributions
Dividends from Net Investment Income	(.310)	(.240)	—	(.055)
Distributions from Realized Capital Gains	(.009)	(.004)	—	(.010)
Total Distributions	(.319)	(.244)	—	(.065)
Net Asset Value, End of Period	$11.38	$11.14	$10.65	$10.58

Total Return	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$957	$651	$237	$219
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.57%	3.57%*	3.31%*
Portfolio Turnover Rate	19%	4%	0%	2%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $22,361,000 of ordinary income available for distribution. The fund had available realized losses of $6,111,000 to offset future net capital gains of $19,000 through September 30, 2014, and $6,092,000 through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $927,454,000. Net unrealized appreciation of investment securities for tax purposes was $29,679,000, consisting of unrealized gains of $40,149,000 on securities that had risen in value since their purchase and $10,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2005 Fund

D. During the year ended September 30, 2006, the fund purchased $453,470,000 of investment securities and sold $161,078,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	48,954	44,377
Issued in Lieu of Cash Distributions	1,875	613
Redeemed	(25,192)	(8,859)
Net Increase (Decrease) in Shares Outstanding	25,637	36,131

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2010 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	3.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	45.6%
Total Bond Market Index Fund	41.1
European Stock Index Fund	6.6
Pacific Stock Index Fund	3.1
Inflation-Protected Securities Fund	2.0
Emerging Markets Stock Index Fund	1.6
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2006
Initial Investment of $10,000
		Final Value
	Total Returns	of a $10,000
	Since Inception[1]	Investment
Target Retirement 2010 Fund	5.05%	$10,505
Dow Jones Wilshire 5000 Index	5.82	10,582
Target 2010 Composite Index[2]	4.99	10,499
Target 2010 Composite Average[3]	3.53	10,353

Total Investment Returns (%): June 7, 2006–September 30, 2006
				Target
				2010
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	5.1%	0.0%	5.1%	5.0%

1 June 7, 2006.

2 The Target 2010 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 45% MSCI US Broad Market Index, 41% Lehman Aggregate Bond Index, 10% MSCI EAFE Index, 2% Lehman Treasury Inflation Notes Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target 2010 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 45% average general equity fund, 41% average fixed income fund, 10% average international fund, 2% average Treasury inflation-protected securities fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 32 for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Funds (45.3%)
Vanguard Total Stock Market Index Fund Investor Shares	1,032,553	33,042
Vanguard Total Stock Market ETF	7,200	947

International Stock Funds (11.2%)
Vanguard European Stock Index Fund Investor Shares	147,686	4,909
Vanguard Pacific Stock Index Fund Investor Shares	195,336	2,301
Vanguard Emerging Markets Stock Index Fund Investor Shares	56,789	1,195

Bond Funds (42.9%)
Vanguard Total Bond Market Index Fund Investor Shares	3,074,132	30,680
Vanguard Inflation-Protected Securities Fund Investor Shares	124,161	1,483
Total Investment Companies
(Cost $73,237)		74,557
Other Assets and Liabilities (0.6%)
Other Assets		3,194
Liabilities		(2,750)
		444
Net Assets (100%)
Applicable to 3,569,536 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		75,001
Net Asset Value Per Share		$21.01

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		74,557
Receivables for Capital Shares Issued		3,099
Other Assets		95
Total Assets		77,751
Liabilities
Payables for Investment Securities Purchased		1,915
Other Liabilities		835
Total Liabilities		2,750
Net Assets		75,001

Target Retirement 2010 Fund

At September 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	73,390	$20.56
Undistributed Net Investment Income	294.08
Accumulated Net Realized Losses	(3)	—
Unrealized Appreciation	1,320.37
Net Assets	75,001	$21.01

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2010 Fund

Statement of Operations

June 7, 2006[1] to
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	294
Net Investment Income—Note B	294
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(3)
Realized Net Gain (Loss)	(3)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,320
Net Increase (Decrease) in Net Assets Resulting from Operations	1,611

1 Inception.

Target Retirement 2010 Fund

Statement of Changes in Net Assets

June 7, 2006[1] to
September 30, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	294
Realized Net Gain (Loss)	(3)
Change in Unrealized Appreciation (Depreciation)	1,320
Net Increase (Decrease) in Net Assets Resulting from Operations	1,611
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	74,775
Issued in Lieu of Cash Distributions	—
Redeemed	(1,385)
Net Increase (Decrease) from Capital Share Transactions	73,390
Total Increase (Decrease)	75,001
Net Assets
Beginning of Period	—
End of Period[2]	75,001

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $294,000.

Target Retirement 2010 Fund

Financial Highlights

June 7, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.23[2]
Capital Gain Distributions Received	—
Net Realized and Unrealized Gain (Loss) on Investments	.78
Total from Investment Operations	1.01
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.01

Total Return	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75
Ratio of Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	2.89%*
Portfolio Turnover Rate	4%

1 Inception.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.20%.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $294,000 of ordinary income available for distribution. The fund had available realized losses of $3,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $73,237,000. Net unrealized appreciation of investment securities for tax purposes was $1,320,000, consisting of unrealized gains of $1,323,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended September 30, 2006, the fund purchased $74,506,000 of investment securities and sold $1,267,000 of investment securities, other than temporary cash investments.

Target Retirement 2010 Fund

E. Capital shares issued and redeemed were:

June 7, 2006[1], to
September 30, 2006
Shares
(000)
Issued	3,637
Issued in Lieu of Cash Distributions	—
Redeemed	(67)
Net Increase (Decrease) in Shares Outstanding	3,570

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception.

Target Retirement 2015 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.7%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	52.3%
Total Bond Market Index Fund	34.6
European Stock Index Fund	7.8
Pacific Stock Index Fund	3.7
Emerging Markets Stock Index Fund	1.6
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2006		of a $10,000
	One Year	Since Inception[1]	Investment
Target Retirement 2015 Fund	7.25%	8.43%	$12,674
Dow Jones Wilshire 5000 Index	10.48	12.12	13,975
Target 2015 Composite Index[2]	7.30	8.53	12,707
Target 2015 Composite Average[3]	5.83	7.73	12,434

Total Investment Returns (%): October 27, 2003–September 30, 2006
				Target
				2015
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	7.4%	0.6%	8.0%	8.1%
2005	7.5	1.9	9.4	9.5
2006	4.9	2.3	7.2	7.3

1 October 27, 2003.

2 The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 52% MSCI US Broad Market Index, 35% Lehman Aggregate Bond Index, 11% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target 2015 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 52% average general equity fund, 35% average fixed income fund, 11% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 41 for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (52.3%)
Vanguard Total Stock Market Index Fund Investor Shares	58,761,705	1,880,375
Vanguard Total Stock Market ETF	499,841	65,739

International Stock Funds (13.1%)
Vanguard European Stock Index Fund Investor Shares	8,681,143	288,561
Vanguard Pacific Stock Index Fund Investor Shares	11,650,639	137,245
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,847,947	59,949

Bond Fund (34.6%)
Vanguard Total Bond Market Index Fund Investor Shares	129,055,289	1,287,972
Total Investment Companies
(Cost $3,528,381)		3,719,841
Other Assets and Liabilities (0.0%)
Other Assets		17,727
Liabilities		(17,305)
		422
Net Assets (100%)
Applicable to 307,409,104 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		3,720,263
Net Asset Value Per Share		$12.10

Target Retirement 2015 Fund

At September 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share

Paid-in Capital	3,481,642	$11.32
Undistributed Net Investment Income	63,654.21
Accumulated Net Realized Losses	(16,493)	(.05)
Unrealized Appreciation	191,460.62
Net Assets	3,720,263	$12.10

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2015 Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	85,290
Net Investment Income—Note B	85,290
Realized Net Gain (Loss)
Capital Gain Distributions Received	67
Investment Securities Sold	(16,534)
Realized Net Gain (Loss)	(16,467)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	137,974
Net Increase (Decrease) in Net Assets Resulting from Operations	206,797

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,290	32,748
Realized Net Gain (Loss)	(16,467)	319
Change in Unrealized Appreciation (Depreciation)	137,974	51,376
Net Increase (Decrease) in Net Assets Resulting from Operations	206,797	84,443
Distributions
Net Investment Income	(48,024)	(11,959)
Realized Capital Gain	(369)	(120)
Total Distributions	(48,393)	(12,079)
Capital Share Transactions—Note E
Issued	2,113,096	1,399,102
Issued in Lieu of Cash Distributions	48,120	11,936
Redeemed	(403,612)	(148,714)
Net Increase (Decrease) from Capital Share Transactions	1,757,604	1,262,324
Total Increase (Decrease)	1,916,008	1,334,688
Net Assets
Beginning of Period	1,804,255	469,567
End of Period[1]	3,720,263	1,804,255

1 Net Assets—End of Period includes undistributed net investment income of $63,654,000 and $26,388,000.

Target Retirement 2015 Fund

Financial Highlights

			Sept. 1,	Oct. 27,
			2004, to	2003[2] to
	Year Ended September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.356[3]	.346[3]	.03	.16
Capital Gain Distributions Received	—	.004[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.466	.652	.08	.53
Total from Investment Operations	.822	1.002	.11	.69
Distributions
Dividends from Net Investment Income	(.260)	(.200)	—	(.06)
Distributions from Realized Capital Gains	(.002)	(.002)	—	—
Total Distributions	(.262)	(.202)	—	(.06)
Net Asset Value, End of Period	$12.10	$11.54	$10.74	$10.63

Total Return	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,720	$1,804	$470	$427
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.11%	2.85%*	2.69%*
Portfolio Turnover Rate	15%	1%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $63,720,000 of ordinary income available for distribution. The fund had available realized losses of $16,552,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $3,528,389,000. Net unrealized appreciation of investment securities for tax purposes was $191,452,000, consisting of unrealized gains of $208,432,000 on securities that had risen in value since their purchase and $16,980,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. During the year ended September 30, 2006, the fund purchased $2,216,213,000 of investment securities and sold $419,053,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	181,488	124,762
Issued in Lieu of Cash Distributions	4,192	1,071
Redeemed	(34,594)	(13,239)
Net Increase (Decrease) in Shares Outstanding	151,086	112,594

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Target Retirement 2020 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.4%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	58.9%
Total Bond Market Index Fund	26.6
European Stock Index Fund	8.6
Pacific Stock Index Fund	4.0
Emerging Markets Stock Index Fund	1.9
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2006
Initial Investment of $10,000
		Final Value
	Total Returns	of a $10,000
	Since Inception[1]	Investment
Target Retirement 2020 Fund	5.70%	$10,570
Dow Jones Wilshire 5000 Index	5.82	10,582
Target 2020 Composite Index[2]	5.72	10,572
Target 2020 Composite Average[3]	4.00	10,400

Total Investment Returns (%): June 7, 2006–September 30, 2006
				Target
				2020
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2006	5.7%	0.0%	5.7%	5.7%

1 June 7, 2006.

2 The Target 2020 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 59% MSCI US Broad Market Index, 27% Lehman Aggregate Bond Index, 12% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target 2020 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 59% average general equity fund, 27% average fixed income fund, 12% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 50 for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (94.1%)
U.S. Stock Funds (55.2%)
Vanguard Total Stock Market Index Fund Investor Shares	1,967,737	62,968
Vanguard Total Stock Market ETF	12,800	1,684

International Stock Funds (13.7%)
Vanguard European Stock Index Fund Investor Shares	284,848	9,468
Vanguard Pacific Stock Index Fund Investor Shares	377,193	4,443
Vanguard Emerging Markets Stock Fund Index Investor Shares	100,235	2,110

Bond Fund (24.9%)
Vanguard Total Bond Market Index Fund Investor Shares	2,924,161	29,183

Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 5.306%	352,040	352
Total Investment Companies
(Cost $108,022)		110,208
Other Assets and Liabilities (5.9%)
Other Assets		9,899
Liabilities		(2,932)
		6,967
Net Assets (100%)
Applicable to 5,543,084 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)		117,175
Net Asset Value Per Share		$21.14

Target Retirement 2020 Fund

Market
Value•
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	110,208
Receivables for Capital Shares Issued	9,810
Other Assets	89
Total Assets	120,107
Liabilities
Payables for Investment Securities Purchased	2,904
Other Liabilities	28
Total Liabilities	2,932

Net Assets	117,175

At September 30, 2006, net assets consisted of:[2]

	Amount	Per
	($000)	Share
Paid-in Capital	114,631	$20.69
Undistributed Net Investment Income	359.06
Accumulated Net Realized Losses	(1)	—
Unrealized Appreciation	2,186.39
Net Assets	117,175	$21.14

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2020 Fund

Statement of Operations

June 7, 2006[1] to
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	359
Net Investment Income—Note B	359
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(1)
Realized Net Gain (Loss)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,544

1 Inception

Target Retirement 2020 Fund

Statement of Changes in Net Assets

June 7, 2006[1] to
September 30, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	359
Realized Net Gain (Loss)	(1)
Change in Unrealized Appreciation (Depreciation)	2,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,544
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	117,259
Issued in Lieu of Cash Distributions	—
Redeemed	(2,628)
Net Increase (Decrease) from Capital Share Transactions	114,631
Total Increase (Decrease)	117,175
Net Assets
Beginning of Period	—
End of Period[2]	117,175

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $359,000.

Target Retirement 2020 Fund

Financial Highlights

June 7, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.19[2]
Capital Gain Distributions Received	—
Net Realized and Unrealized Gain (Loss) on Investments	.95
Total from Investment Operations	1.14
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.14

Total Return	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117
Ratio of Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	2.24%*
Portfolio Turnover Rate	2%

1 Inception.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.20%.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $359,000 of ordinary income available for distribution. The fund had available realized losses of $1,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $108,022,000. Net unrealized appreciation of investment securities for tax purposes was $2,186,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the period ended September 30, 2006, the fund purchased $108,575,000 of investment securities and sold $904,000 of investment securities, other than temporary cash investments.

Target Retirement 2020 Fund

E. Capital shares issued and redeemed were:

June 7, 2006,[1] to
September 30, 2006
Shares
(000)
Issued	5,672
Issued in Lieu of Cash Distributions	—
Redeemed	(129)
Net Increase (Decrease) in Shares Outstanding	5,543

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception.

Target Retirement 2025 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.2%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	64.7%
Total Bond Market Index Fund	19.1
European Stock Index Fund	9.6
Pacific Stock Index Fund	4.6
Emerging Markets Stock Index Fund	2.0
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 66 for a glossary of investment terms.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2006		of a $10,000
	One Year	Since Inception[1]	Investment
Target Retirement 2025 Fund	8.18%	9.51%	$13,045
Dow Jones Wilshire 5000 Index	10.48	12.12	13,975
Target 2025 Composite Index[2]	8.27	9.60	13,076
Target 2025 Composite Average[3]	6.34	8.60	12,731

Total Investment Returns (%): October 27, 2003–September 30, 2006
				Target
				2025
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	8.2%	0.6%	8.8%	8.8%
2005	9.1	1.7	10.8	11.0
2006	6.0	2.2	8.2	8.3

1 October 27, 2003.

2 The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 65% MSCI US Broad Market Index, 19% Lehman Aggregate Bond Index, 14% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

3 The Target 2025 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 65% average general equity fund, 19% average fixed income fund, 14% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 58 for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (64.6%)
Vanguard Total Stock Market Index Fund Investor Shares	77,182,035	2,469,824
Vanguard Total Stock Market ETF	693,192	91,169

International Stock Funds (16.2%)
Vanguard European Stock Index Fund Investor Shares	11,458,302	380,874
Vanguard Pacific Stock Index Fund Investor Shares	15,319,333	180,462
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,712,470	78,148

Bond Fund (19.1%)
Vanguard Total Bond Market Index Fund Investor Shares	75,542,082	753,910
Total Investment Companies
(Cost $3,691,874)		3,954,387
Other Assets and Liabilities (0.1%)
Other Assets		15,787
Liabilities		(13,121)
		2,666
Net Assets (100%)
Applicable to 316,344,827 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)		3,957,053
Net Asset Value Per Share		$12.51

At September 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	3,665,297	$11.59
Undistributed Net Investment Income	58,275.18
Accumulated Net Realized Losses	(29,032)	(.09)
Unrealized Appreciation	262,513.83
Net Assets	3,957,053	$12.51

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2025 Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	80,627
Net Investment Income—Note B	80,627
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(29,027)
Realized Net Gain (Loss)	(29,027)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	192,887
Net Increase (Decrease) in Net Assets Resulting from Operations	244,487

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,627	30,017
Realized Net Gain (Loss)	(29,027)	213
Change in Unrealized Appreciation (Depreciation)	192,887	66,626
Net Increase (Decrease) in Net Assets Resulting from Operations	244,487	96,856
Distributions
Net Investment Income	(46,196)	(10,500)
Realized Capital Gain	(192)	(117)
Total Distributions	(46,388)	(10,617)
Capital Share Transactions—Note E
Issued	2,143,288	1,538,295
Issued in Lieu of Cash Distributions	46,214	10,564
Redeemed	(398,591)	(162,366)
Net Increase (Decrease) from Capital Share Transactions	1,790,911	1,386,493
Total Increase (Decrease)	1,989,010	1,472,732
Net Assets
Beginning of Period	1,968,043	495,311
End of Period[1]	3,957,053	1,968,043

1 Net Assets—End of Period includes undistributed net investment income of $58,275,000 and $23,844,000.

Target Retirement 2025 Fund

Financial Highlights

			Sept. 1,	Oct. 27,
	Year Ended September 30,		2004, to	2003[2] to
			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.321[3]	.320[3]	.02	.13
Capital Gain Distributions Received	—	.003[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.630	.839	.11	.62
Total from Investment Operations	.951	1.162	.13	.75
Distributions
Dividends from Net Investment Income	(.240)	(.180)	—	(.06)
Distributions from Realized Capital Gains	(.001)	(.002)	—	—
Total Distributions	(.241)	(.182)	—	(.06)
Net Asset Value, End of Period	$12.51	$11.80	$10.82	$10.69

Total Return	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,957	$1,968	$495	$453
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.84%	2.55%*	2.33%*
Portfolio Turnover Rate	22%	2%	0%	3%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $58,337,000 of ordinary income available for distribution. The fund had available realized losses of $28,984,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $3,691,985,000. Net unrealized appreciation of investment securities for tax purposes was $262,402,000, consisting of unrealized gains of $269,756,000 on securities that had risen in value since their purchase and $7,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. During the year ended September 30, 2006, the fund purchased $2,486,244,000 of investment securities and sold $661,992,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	178,778	134,291
Issued in Lieu of Cash Distributions	3,916	930
Redeemed	(33,110)	(14,252)
Net Increase (Decrease) in Shares Outstanding	149,584	120,969

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund:

In our opinion, the accompanying statements of net assets, including the statements of assets and liabilities for Vanguard Target Retirement 2010 Fund and Vanguard Target Retirement 2020 Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund (hereafter referred to as the “Funds”) at September 30, 2006, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 13, 2006

Special 2006 tax information (unaudited) for Vanguard Target Retirement Funds

This information for the fiscal year ended September 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
($000)
Target Retirement Income Fund	3,921
Target Retirement 2005 Fund	2,982
Target Retirement 2010 Fund	0
Target Retirement 2015 Fund	13,638
Target Retirement 2020 Fund	0
Target Retirement 2025 Fund	17,933

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Percentage
Target Retirement Income Fund	7.8
Target Retirement 2005 Fund	14.2
Target Retirement 2010 Fund	34.2
Target Retirement 2015 Fund	23.2
Target Retirement 2020 Fund	50.6
Target Retirement 2025 Fund	32.6

Your Fund’s After-Tax Returns

This table presents returns both before and after taxes for those Target Retirement Funds that have at least one year of operating history. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2006. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Target Retirement Funds
Periods Ended September 30, 2006
	One	Since
	Year	Inception[1]
Target Retirement Income Fund
Returns Before Taxes	4.36%	5.55%
Returns After Taxes on Distributions	2.94	4.30
Returns After Taxes on Distributions and Sale of Fund Shares	2.93	4.04

Target Retirement 2005 Fund
Returns Before Taxes	5.13%	6.59%
Returns After Taxes on Distributions	4.19	5.94
Returns After Taxes on Distributions and Sale of Fund Shares	3.41	5.29

Target Retirement 2015 Fund
Returns Before Taxes	7.25%	8.43%
Returns After Taxes on Distributions	6.55	7.95
Returns After Taxes on Distributions and Sale of Fund Shares	4.82	6.99

Target Retirement 2025 Fund
Returns Before Taxes	8.18%	9.51%
Returns After Taxes on Distributions	7.59	9.10
Returns After Taxes on Distributions and Sale of Fund Shares	5.46	7.98

1 October 27, 2003.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples, for funds that have at least one year of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The table on page 65 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	3/31/2006	9/30/2006	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$1,033.35	$1.07
2005	1,000.00	1,031.73	1.02
2015	1,000.00	1,030.66	1.02
2025	1,000.00	1,029.63	1.02
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,024.02	$1.07
2005	1,000.00	1,024.07	1.01
2015	1,000.00	1,024.07	1.01
2025	1,000.00	1,024.07	1.01

Please note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1 The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom) 0.21%, 0.20%, 0.20%, and 0.20%. The dollar amounts shown as "Expenses Paid" are equal to the expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for Acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
142 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
142 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
142 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
142 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
142 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
142 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
142 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
142 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
142 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
142 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, VIPER, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3080 112006

Vanguard® Target Retirement Funds

> Annual Report

September 30, 2006

Vanguard Target Retirement 2030 Fund

Vanguard Target Retirement 2035Fund

Vanguard Target Retirement 2040 Fund

Vanguard Target Retirement 2045 Fund

Vanguard Target Retirement 2050 Fund

>

For the fiscal year ended September 30, 2006, returns for the five Target Retirement Funds included in this report were in line with the performance of their benchmark indexes and ahead of the average returns for their composite peer funds.

>	Domestic and international stock markets produced double-digit returns during the period, while bond returns were positive but generally modest, a result of rising interest rates.

>	On June 7, 2006, Vanguard expanded its Target Retirement Funds lineup so that it now offers funds with retirement dates staggered at five-year intervals.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement 2030 Fund	7
Target Retirement 2035 Fund	16
Target Retirement 2040 Fund	24
Target Retirement 2045 Fund	33
Target Retirement 2050 Fund	41
Your Fund’s After-Tax Returns	52
About Your Fund’s Expenses	53
Glossary	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2006
Total
Returns[1]
Vanguard Target Retirement 2030 Fund	6.3%
Target 2030 Composite Index[2]	6.3
Target 2030 Composite Average[3]	4.4

Vanguard Target Retirement 2035 Fund	9.7%
Target 2035 Composite Index[2]	9.9
Target 2035 Composite Average[3]	7.7

Vanguard Target Retirement 2040 Fund	5.7%
Target 2040 Composite Index[2]	5.7
Target 2040 Composite Average[3]	3.8

Vanguard Target Retirement 2045 Fund	10.7%
Target 2045 Composite Index[2]	10.8
Target 2045 Composite Average[3]	8.6

Vanguard Target Retirement 2050 Fund	6.2%
Target 2050 Composite Index[2]	6.2
Target 2050 Composite Average[3]	4.2

1 Returns for the 2030, 2040, and 2050 Funds since inception: June 7, 2006.

2 Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the Select Emerging Markets Index through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman Brothers Aggregate Bond Index.

3 Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Five of the 11 Vanguard Target Retirement Funds are covered in this report for the fiscal year ended September 30, 2006, including three new funds that were added to the lineup on June 7, 2006. Overall, the funds enjoyed a period of positive performance. Returns for domestic stocks were strong, and bond returns were generally modest in the face of rising interest rates. International stocks fared best during the period, as international markets continued to outperform the U.S. stock market.

The Target Retirement Funds reporting full-year returns produced gains in line with their asset allocations. The returns for Target Retirement Funds 2030, 2040, and 2050 were more muted, as not quite four months had elapsed since the funds’ inception.

Stocks endured some rough going, then recovered to post strong results

The stock market advanced through the first part of the funds’ fiscal year, then hit a speed bump in May, as investors feared that the economy was growing too rapidly. But a slowdown in the housing market, coupled with a late-summer decline in oil prices, helped to allay inflation concerns. The broad market rebounded to post a solid 10.5% return for the 12-month period. Value-oriented stocks outperformed growth stocks, and large-capitalization stocks edged out small-caps, one of the market’s best-performing segments in recent years.

2

International stocks handily outpaced domestic issues, continuing a multiyear trend. European and emerging market stocks fared particularly well. Stocks in the Pacific region also performed admirably, even though Japanese stocks did not fully participate in the global market’s summer recovery.

In the bond market, prices rallied as the Fed paused

At its August and September meetings, the Federal Reserve Board twice voted to maintain the federal funds rate at 5.25%, marking a pause in the central bank’s two-year inflation-fighting campaign. With investor sentiment buoyed by the Fed’s near-term inflation outlook, interest rates decreased, driving bond prices higher. The broad taxable bond market finished the period with a 3.7% return, and municipal bonds performed slightly better.

Although rates decreased along the entire maturity spectrum in late summer, the difference between the yields of the shortest- and longest-term issues remained narrow by historical standards. At the end of September, the U.S. Treasury yield curve was actually inverted, meaning that short-term issues such as 3-month and 6-month Treasury notes offered higher yields than those with longer maturities.

The Target Retirement Funds performed as expected

Each of the Target Retirement Funds includes a mix of stock and bond funds that is appropriate for its target maturity date. As the retirement date nears, these allocations shift to a more income-oriented weighting. The funds designed for investors in, or closest to, retirement—the Target Retirement Income Fund and the Target Retirement 2005 Fund—also hold some portion of their assets in both

Market Barometer
		Average Annual Total Returns
	Periods Ended September 30, 2006
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.2%	12.8%	7.6%
Russell 2000 Index (Small-caps)	9.9	15.5	13.8
Dow Jones Wilshire 5000 Index (Entire market)	10.5	13.3	8.6
MSCI All Country World Index ex USA (International)	19.4	23.9	16.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	3.7%	3.4%	4.8%
Lehman Municipal Bond index	4.5	4.4	5.2
Citigroup 3-Month Treasury Bill Index	4.4	2.6	2.2

CPI
Consumer Price Index	2.1%	3.1%	2.6%

3

Vanguard Prime Money Market Fund and Vanguard Inflation-Protected Securities Fund, providing shareholders with a combination of stability and inflation protection.

For investors in the funds covered in this report, retirement is, at the earliest, about 25 years distant. As a result, all of these funds feature a similar, aggressive asset allocation, with about 18% of their assets in international stocks, more than 70% in U.S. stocks, and about 10% in bonds as of September 30.

Among the five underlying Vanguard funds represented in this report’s portion of the Target Retirement series, the best performers for the fiscal year ended September 30, 2006, were the international funds: Vanguard European Stock Index Fund (+22.1%), Vanguard Emerging Markets Stock Index Fund (+18.2%), and Vanguard Pacific Stock Index Fund (+12.4%). Lagging these, but still providing a solid return for the period, was Vanguard Total Stock Market Index

Fund (+10.3%). The most modest performer among the five was the Total Bond Market Index Fund, which returned 3.6% for the 12 months, as rising interest rates depressed bond prices.

With one decision, the funds provide an age-appropriate portfolio

Over time, Vanguard Target Retirement Funds gradually march toward more conservative, age-appropriate asset allocations. In the process, the funds largely rely on cost-efficient Vanguard index funds to capture the returns of the stock and bond markets.

The results of this approach are reflected in the table on page 5 showing the funds’ competitive performance since inception. Each of the Target Retirement Funds is within 0.2 percentage point of the performance of its composite benchmark index, which reflects market performance but with no fees subtracted. Each fund is also ahead of the return for an appropriate composite of mutual-fund peer groups.

Asset Allocations on September 30, 2006

			Short-Term
	Stocks[1]	Bonds	Investments
2030	88%	12%	0%
2035	90	10	0
2040	91	9	0
2045	90	10	0
2050	90	10	0

1 As of September 30, 2006, international stock weightings for the 2030, 2035, 2040, 2045, and 2050 Funds were 17%, 18%, 18%, 18%, and 18% of assets, respectively.

4

Over the long term, we would expect such competitive performance to continue, as the funds’ low costs should provide an ongoing competitive advantage.

A straightforward, low-cost solution

As we have counseled investors through the years, choosing and sticking with a carefully considered, balanced portfolio of stock, bond, and money market funds suited to your unique circumstances and time horizon can be critical to your portfolio’s long-term success. The Vanguard Target Retirement Funds put this counsel into practice, providing investors with a one-stop, age-appropriate solution to their retirement investment needs.

As seasoned investors know, the market’s shifts can be damaging to anyone who relies too heavily on any one market segment. By selecting a Vanguard Target Retirement Fund, you have chosen an investment that is balanced appropriately to your retirement time horizon—no matter how fickle the markets may be at any given time.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 12, 2006

Total Returns
Inception[1] Through September 30, 2006
	Average Annual	Final Value of a $10,000
	Total Return	Initial Investment
Vanguard Target Retirement 2030 Fund	6.3%	$10,625
Target 2030 Composite Index	6.3	10,629
Target 2030 Composite Average	4.4	10,435
Vanguard Target Retirement 2035 Fund	11.3	13,684
Target 2035 Composite Index	11.4	13,733
Target 2035 Composite Average	10.3	13,312
Vanguard Target Retirement 2040 Fund	5.7	10,565
Target 2040 Composite Index	5.7	10,572
Target 2040 Composite Average	3.8	10,378
Vanguard Target Retirement 2045 Fund	12.4	14,083
Target 2045 Composite Index	12.6	14,140
Target 2045 Composite Average	11.3	13,691
Vanguard Target Retirement 2050 Fund	6.2	10,620
Target 2050 Composite Index	6.2	10,619
Target 2050 Composite Average	4.2	10,424

1 For the 2035 and 2045 Funds, October 27, 2003; for the 2030, 2040, and 2050 Funds, June 7, 2006.

5

Expense Ratios
Your fund compared with its peer group

	“Acquired” Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
2030	0.21%[3]	1.44%
2035	0.21	1.37%
2040	0.21[3]	1.35%
2045	0.21	1.43%
2050	0.21[3]	1.27%

Your Fund’s Performance at a Glance
September 30, 2005–September 30, 2006

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[5]
2030	$20.00[4]	$21.25	$0.00	$0.00	1.99%
2035	12.22	13.18	0.21	0.00	1.95
2040	20.00[4]	21.13	0.00	0.00	1.93
2045	12.47	13.60	0.19	0.00	1.96
2050	20.00[4]	21.24	0.00	0.00	1.98

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Peer groups are (from top to bottom) the Target 2030 Composite Average, the Target 2035 Composite Average, the Target 2040 Composite Average, the Target 2045 Composite Average, and the Target 2050 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

3 Inception date for Target Retirement Funds 2030, 2040, and 2050: June 7, 2006.

4 At inception, June 7, 2006.

5 Thirty-day advertised yield net of expenses at month-end.

6

Target Retirement 2030 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	70.9%
Total Bond Market Index Fund	11.7
European Stock Index Fund	10.2
Pacific Stock Index Fund	4.7
Emerging Markets Stock Index Fund	2.5
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

7

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2006
Initial Investment of $10,000
		Final Value
	Total Return	of a $10,000
	Since Inception[1]	Investment
Vanguard Target Retirement 2030 Fund	6.25%	$10,625
Dow Jones Wilshire 5000 Index	5.82	10,582
Target 2030 Composite Index[2]	6.29	10,629
Target 2030 Composite Average[3]	4.35	10,435

Fiscal-Period Total Returns (%): June 7, 2006–September 30, 2006

				Target 2030
Fiscal	Capital	Income	Total	Composite
Period	Return	Return	Return	Index[2]
2006	6.3%	0.0%	6.3%	6.3%

1 June 7, 2006.

2 The Target 2030 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 71% MSCI US Broad Market Index, 11% Lehman Aggregate Bond Index, 15% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 23, 2006. The composite average changes over time with the fund’s asset allocation.

3 The Target 2030 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 71% average general equity fund, 11% average fixed income fund, and 18% average international fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 13 for dividend and capital gains information.

8

Target Retirement 2030 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Funds (70.8%)
Vanguard Total Stock Market Index Fund Investor Shares	1,519,565	48,626

International Stock Funds (17.4%)
Vanguard European Stock Index Fund Investor Shares	210,273	6,990
Vanguard Pacific Stock Index Fund Investor Shares	271,926	3,203
Vanguard Emerging Markets Stock Index Fund Investor Shares	82,097	1,728

Bond Fund (11.6%)
Vanguard Total Bond Market Index Fund Investor Shares	800,606	7,990

Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 5.306%	335,257	335
Total Investment Companies (Cost $67,429)		68,872
Other Assets and Liabilities (–0.3%)
Other Assets		4,501
Liabilities		(4,713)
		(212)
Net Assets (100%)
Applicable to 3,231,647 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		68,660
Net Asset Value Per Share		$21.25

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		68,872
Receivables for Capital Shares Issued		4,476
Other Assets		25
Total Assets		73,373

Liabilities
Payables for Investment Securities Purchased		4,666
Other Liabilities		47
Total Liabilities		4,713
Net Assets		68,660

9

Target Retirement 2030 Fund

At September 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	67,032	$20.74
Undistributed Net Investment Income	189.06
Accumulated Net Realized Losses	(4)	—
Unrealized Appreciation	1,443.45
Net Assets	68,660	$21.25

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

10

Target Retirement 2030 Fund

Statement of Operations

June 7, 2006[1] to
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	189
Net Investment Income—Note B	189
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(4)
Realized Net Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,443
Net Increase (Decrease) in Net Assets Resulting from Operations	1,628

1 Inception.

11

Target Retirement 2030 Fund

Statement of Changes in Net Assets

June 7, 2006[1] to
September 30, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	189
Realized Net Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	1,443
Net Increase (Decrease) in Net Assets Resulting from Operations	1,628
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	67,835
Issued in Lieu of Cash Distributions	—
Redeemed	(803)
Net Increase (Decrease) from Capital Share Transactions	67,032
Total Increase (Decrease)	68,660
Net Assets
Beginning of Period	—
End of Period[2]	68,660

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $189,000.

12

Target Retirement 2030 Fund

Financial Highlights

June 7, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.17[2]
Capital Gain Distributions Received	—
Net Realized and Unrealized Gain (Loss) on Investments	1.08
Total from Investment Operations	1.25
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.25

Total Return	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69
Ratio of Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	1.81%*
Portfolio Turnover Rate	13%

1 Inception.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.21%.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $197,000 of ordinary income available for distribution. The fund had available realized losses of $4,000 to offset future net capital gains through September 30, 2014.

At September 30, 2006, the cost of investment securities for tax purposes was $67,441,000. Net unrealized appreciation of investment securities for tax purposes was $1,431,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the period ended September 30, 2006, the fund purchased $70,885,000 of investment securities and sold $3,787,000 of investment securities, other than temporary cash investments.

14

Target Retirement 2030 Fund

E. Capital shares issued and redeemed were:

June 7, 2006[1] to
September 30, 2006
Shares
(000)
Issued	3,271
Issued in Lieu of Cash Distributions	—
Redeemed	(39)
Net Increase (Decrease) in Shares Outstanding	3,232

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception.

15

Target Retirement 2035 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
European Stock Index Fund	10.6
Total Bond Market Index Fund	10.1
Pacific Stock Index Fund	5.1
Emerging Markets Stock Index Fund	2.4
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

16

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Vanguard Target Retirement 2035 Fund	9.70%	11.31%	$13,684
Dow Jones Wilshire 5000 Index	10.48	12.12	13,975
Target 2035 Composite Index[2]	9.89	11.45	13,733
Target 2035 Composite Average[3]	7.67	10.27	13,312

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2006

				Target 2035
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	9.2%	0.7%	9.9%	9.9%
2005	11.9	1.6	13.5	13.6
2006	7.9	1.8	9.7	9.9

1 Since Inception, October 27, 2003.

2 The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% Spliced Total Stock Market Index, 10% Lehman Aggregate Bond Index, 15% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 23, 2006. The composite average changes over time with the fund’s asset allocation.

3 The Target 2035 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 10% average fixed income fund, and 18% average international fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 21 for dividend and capital gains information.

17

Target Retirement 2035 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	55,036,596	1,761,171
Vanguard Total Stock Market ETF	581,419	76,468

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	8,144,513	270,724
Vanguard Pacific Stock Index Fund Investor Shares	11,045,422	130,115
Vanguard Emerging Markets Index Fund Investor Shares	2,961,752	62,345

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	25,762,038	257,105

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.306%	766,788	767
Total Investment Companies (Cost $2,364,802)		2,558,695
Other Assets and Liabilities (0.1%)
Other Assets		11,936
Liabilities		(8,308)
		3,628
Net Assets (100%)
Applicable to 194,400,787 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,562,323
Net Asset Value Per Share		$13.18

At September 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	2,349,190	$12.08
Undistributed Net Investment Income	29,545.15
Accumulated Net Realized Losses	(10,305)	(.05)
Unrealized Appreciation	193,893	1.00
Net Assets	2,562,323	$13.18

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

18

Target Retirement 2035 Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	41,439
Net Investment Income—Note B	41,439
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(10,382)
Realized Net Gain (Loss)	(10,382)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	139,747
Net Increase (Decrease) in Net Assets Resulting from Operations	170,804

19

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,439	13,841
Realized Net Gain (Loss)	(10,382)	54
Change in Unrealized Appreciation (Depreciation)	139,747	52,546
Net Increase (Decrease) in Net Assets Resulting from Operations	170,804	66,441
Distributions
Net Investment Income	(22,348)	(5,025)
Realized Capital Gain	—	—
Total Distributions	(22,348)	(5,025)
Capital Share Transactions—Note E
Issued	1,523,484	862,555
Issued in Lieu of Cash Distributions	22,296	5,015
Redeemed	(223,582)	(73,460)
Net Increase (Decrease) from Capital Share Transactions	1,322,198	794,110
Total Increase (Decrease)	1,470,654	855,526
Net Assets
Beginning of Period	1,091,669	236,143
End of Period[1]	2,562,323	1,091,669

1 Net Assets–End of Period includes undistributed net investment income of $29,545,000 and $10,454,000.

20

Target Retirement 2035 Fund

Financial Highlights

			Sept. 1,	Oct. 27,
			2004, to	2003[2] to
	Year Ended September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.22	$10.92	$10.76	$10.00
Investment Operations
Net Investment Income	.28[3]	.27[3]	.03	.115
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.89	1.20	.13	.710
Total from Investment Operations	1.17	1.47	.16	.825
Distributions
Dividends from Net Investment Income	(.21)	(.17)	—	(.065)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.21)	(.17)	—	(.065)
Net Asset Value, End of Period	$13.18	$12.22	$10.92	$10.76

Total Return	9.70%	13.53%	1.49%	8.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,562	$1,092	$236	$211
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.33%	1.97%*	1.70%*
Portfolio Turnover Rate	14%	0%	0%	2%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER® Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $29,665,000 of ordinary income available for distribution. The fund had available realized losses of $10,268,000 to offset future net capital gains through September 30, 2015.

At September 30, 2006, the cost of investment securities for tax purposes was $2,364,959,000. Net unrealized appreciation of investment securities for tax purposes was $193,736,000, consisting of unrealized gains of $196,843,000 on securities that had risen in value since their purchase and $3,107,000 in unrealized losses on securities that had fallen in value since their purchase.

22

Target Retirement 2035 Fund

D. During the year ended September 30, 2006, the fund purchased $1,592,122,000 of investment securities and sold $253,002,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	120,932	73,546
Issued in Lieu of Cash Distributions	1,811	428
Redeemed	(17,683)	(6,256)
Net Increase (Decrease) in Shares Outstanding	105,060	67,718

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

23

Target Retirement 2040 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	1.9%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.4%
European Stock Index Fund	10.6
Total Bond Market Index Fund	9.5
Pacific Stock Index Fund	4.9
Emerging Markets Stock Index Fund	2.6
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

24

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2006
Initial Investment of $10,000
		Final Value
	Total Return	of a $10,000
	Since Inception[1]	Investment
Vanguard Target Retirement 2040 Fund	5.65%	$10,565
Dow Jones Wilshire 5000 Index	5.82	10,582
Target 2040 Composite Index[2]	5.72	10,572
Target 2040 Composite Average[3]	3.78	10,378

Fiscal-Period Total Returns (%): June 7, 2006–September 30, 2006

				Target 2040
Fiscal	Capital	Income	Total	Composite
Period	Return	Return	Return	Index[2]
2006	5.7%	0.0%	5.7%	5.7%

1 June 7, 2006.

2 The Target 2040 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 10% Lehman Aggregate Bond Index, 15% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 23, 2006. The composite average changes over time with the fund’s asset allocation.

3 The Target 2040 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 10% average fixed income fund, and 18% average international fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 30 for dividend and capital gains information.

25

Target Retirement 2040 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.5%)
U.S. Stock Funds (72.2%)
Vanguard Total Stock Market Index Fund Investor Shares	714,240	22,856
Vanguard Total Stock Market ETF	1,500	197

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	101,195	3,364
Vanguard Pacific Stock Index Fund Investor Shares	132,165	1,557
Vanguard Emerging Markets Stock Index Fund Investor Shares	40,045	843

Bond Fund (9.4%)
Vanguard Total Bond Market Index Fund Investor Shares	301,419	3,008

Money Market Fund (0.8%)
[1] Vanguard Market Liquidity Fund, 5.306%	248,969	249
Total Investment Companies (Cost $31,407)		32,074
Other Assets and Liabilities (–0.5%)
Other Assets		3,862
Liabilities		(4,018)
		(156)
Net Assets (100%)
Applicable to 1,510,455 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		31,918
Net Asset Value Per Share		$21.13

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		32,074
Receivables for Capital Shares Issued		3,853
Other Assets		9
Total Assets		35,936

Liabilities
Payables for Investment Securities Purchased		3,997
Other Liabilities		21
Total Liabilities		4,018
Net Assets		31,918

26

Target Retirement 2040 Fund

At September 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	31,167	$20.63
Undistributed Net Investment Income	84.06
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	667.44
Net Assets	31,918	$21.13

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

27

Target Retirement 2040 Fund

Statement of Operations

June 7, 2006[1] to
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	84
Net Investment Income—Note B	84
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	—
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	667
Net Increase (Decrease) in Net Assets Resulting from Operations	751

1 Inception.

28

Target Retirement 2040 Fund

Statement of Changes in Net Assets

June 7, 2006[1] to
September 30, 2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	667
Net Increase (Decrease) in Net Assets Resulting from Operations	751
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	31,632
Issued in Lieu of Cash Distributions	—
Redeemed	(465)
Net Increase (Decrease) from Capital Share Transactions	31,167
Total Increase (Decrease)	31,918
Net Assets
Beginning of Period	—
End of Period[2]	31,918

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $84,000.

29

Target Retirement 2040 Fund

Financial Highlights

June 7, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.16[2]
Capital Gain Distributions Received	—
Net Realized and Unrealized Gain (Loss) on Investments	.97
Total from Investment Operations	1.13
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.13

Total Return	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32
Ratio of Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	1.72%*
Portfolio Turnover Rate	0%

1 Inception.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.21%.

* Annulaized.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $84,000 of ordinary income available for distribution.

At September 30, 2006, the cost of investment securities for tax purposes was $31,407,000. Net unrealized appreciation of investment securities for tax purposes was $667,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the period ended September 30, 2006, the fund purchased $31,157,000 of investment securities and sold no investment securities, other than temporary cash investments.

31

Target Retirement 2040 Fund

E. Capital shares issued and redeemed were:

June 7, 2006[1] to
September 30, 2006
Shares
(000)
Issued	1,532
Issued in Lieu of Cash Distributions	—
Redeemed	(22)
Net Increase (Decrease) in Shares Outstanding	1,510

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception.

32

Target Retirement 2045 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
European Stock Index Fund	10.7
Total Bond Market Index Fund	10.1
Pacific Stock Index Fund	5.1
Emerging Markets Stock Index Fund	2.3
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

33

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2006

Initial Investment of $10,000

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Vanguard Target Retirement 2045 Fund	10.70%	12.41%	$14,083
Dow Jones Wilshire 5000 Index	10.48	12.12	13,975
Target 2045 Composite Index[2]	10.83	12.57	14,140
Target 2045 Composite Average[3]	8.63	11.33	13,691

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2006

				Target 2045
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[2]
2004	9.8%	0.7%	10.5%	10.6%
2005	13.6	1.5	15.1	15.2
2006	9.1	1.6	10.7	10.8

1 Since inception, October 27, 2003.

2 The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% Spliced Total Stock Market Index, 10% Lehman Aggregate Bond Index, 15% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 23, 2006. The composite average changes over time with the fund’s asset allocation.

3 The Target 2045 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 10% average fixed income fund, and 18% average international fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 38 for dividend and capital gains information.

34

Target Retirement 2045 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	25,608,466	819,471
Vanguard Total Stock Market ETF	225,463	29,653

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	3,790,262	125,988
Vanguard Pacific Stock Index Fund Investor Shares	5,159,311	60,777
Vanguard Emerging Markets Index Fund Investor Shares	1,300,816	27,382

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	11,905,254	118,814

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.306%	1,621,857	1,622
Total Investment Companies (Cost $1,093,845)		1,183,707
Other Assets and Liabilities (0.2%)
Other Assets		6,922
Liabilities		(4,846)
		2,076
Net Assets (100%)
Applicable to 87,175,186 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,185,783
Net Asset Value Per Share		$13.60

At September 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	1,083,321	$12.43
Undistributed Net Investment Income	11,629.13
Accumulated Net Realized Gains	971.01
Unrealized Appreciation	89,862	1.03
Net Assets	1,185,783	$13.60

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

35

Target Retirement 2045 Fund

Statement of Operations

Year Ended
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	17,071
Net Investment Income—Note B	17,071
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,211
Realized Net Gain (Loss)	1,211
Change in Unrealized Appreciation (Depreciation) of Investment Securities	65,100
Net Increase (Decrease) in Net Assets Resulting from Operations	83,382

36

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,071	4,953
Realized Net Gain (Loss)	1,211	(241)
Change in Unrealized Appreciation (Depreciation)	65,100	24,158
Net Increase (Decrease) in Net Assets Resulting from Operations	83,382	28,870
Distributions
Net Investment Income	(9,135)	(1,786)
Realized Capital Gain	—	—
Total Distributions	(9,135)	(1,786)
Capital Share Transactions—Note E
Issued	741,765	422,941
Issued in Lieu of Cash Distributions	9,100	1,771
Redeemed	(131,331)	(44,437)
Net Increase (Decrease) from Capital Share Transactions	619,534	380,275
Total Increase (Decrease)	693,781	407,359
Net Assets
Beginning of Period	492,002	84,643
End of Period[1]	1,185,783	492,002

1 Net Assets—End of Period includes undistributed net investment income of $11,629,000 and $3,693,000.

37

Target Retirement 2045 Fund

Financial Highlights

			Sept. 1,	Oct. 27,
			2004, to	2003[2] to
	Year Ended September 30,		Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.47	$10.98	$10.80	$10.00
Investment Operations
Net Investment Income	.27[3]	.24[3]	.03	.11
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.05	1.41	.15	.76
Total from Investment Operations	1.32	1.65	.18	.87
Distributions
Dividends from Net Investment Income	(.19)	(.16)	—	(.07)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.19)	(.16)	—	(.07)
Net Asset Value, End of Period	$13.60	$12.47	$10.98	$10.80

Total Return	10.70%	15.09%	1.67%	8.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,186	$492	$85	$76
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.07%	1.65%*	1.38%*
Portfolio Turnover Rate	3%	7%	0%	7%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 The acquired fund fees and expenses were 0.21%.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $12,600,000 of ordinary income available for distribution.

At September 30, 2006, the cost of investment securities for tax purposes was $1,093,845,000. Net unrealized appreciation of investment securities for tax purposes was $89,862,000, consisting of unrealized gains of $93,215,000 on securities that had risen in value since their purchase and $3,353,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2006, the fund purchased $646,755,000 of investment securities and sold $21,738,000 of investment securities, other than temporary cash investments.

39

Target Retirement 2045 Fund

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	57,087	35,327
Issued in Lieu of Cash Distributions	720	149
Redeemed	(10,084)	(3,731)
Net Increase (Decrease) in Shares Outstanding	47,723	31,745

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

40

Target Retirement 2050 Fund

Fund Profile

As of September 30, 2006

Financial Attributes

Yield	2.0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.7%
European Stock Index Fund	10.7
Total Bond Market Index Fund	10.2
Pacific Stock Index Fund	5.2
Emerging Markets Stock Index Fund	2.2
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 This figure represents a weighted average of the expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 55 for a glossary of investment terms.

41

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2006
Initial Investment of $10,000
		Final Value
	Total Return	of a $10,000
	Since Inception[1]	Investment
Vanguard Target Retirement 2050 Fund	6.20%	$10,620
Dow Jones Wilshire 5000 Index	5.82	10,582
Target 2050 Composite Index[2]	6.19	10,619
Target 2050 Composite Average[3]	4.24	10,424

Fiscal-Period Total Returns (%): June 7, 2006–September 30, 2006

				Target 2050
Fiscal	Capital	Income	Total	Composite
Period	Return	Return	Return	Index[2]
2006	6.2%	0.0%	6.2%	6.2%

1 June 7, 2006.

2 The Target 2050 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 10% Lehman Aggregate Bond Index, 15% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 23, 2006. The composite average changes over time with the fund’s asset allocation.

3 The Target 2050 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 10% average fixed income fund, and 18% average international fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 47 for dividend and capital gains information.

42

Target Retirement 2050 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (101.5%)
U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	272,733	8,727
Vanguard Total Stock Market ETF	300	40

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	39,478	1,312
Vanguard Pacific Stock Index Fund Investor Shares	54,102	637
Vanguard Emerging Markets Stock Index Fund Investor Shares	13,052	275

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	124,492	1,243

Money Market Fund (1.8%)
[1] Vanguard Market Liquidity Fund, 5.306%	220,250	220
Total Investment Companies (Cost $12,092)		12,454
Other Assets and Liabilities (–1.5%)
Other Assets		309
Liabilities		(499)
		(190)
Net Assets (100%)
Applicable to 577,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,264
Net Asset Value Per Share		$21.24

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value		12,454
Receivables for Capital Shares Issued		304
Other Assets		5
Total Assets		12,763

Liabilities
Payables for Investment Securities Purchased		467
Other Liabilities		32
Total Liabilities		499
Net Assets		12,264

43

Target Retirement 2050 Fund

At September 30, 2006, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	11,859	$20.53
Undistributed Net Investment Income	43.08
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	362.63
Net Assets	12,264	$21.24

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

44

Target Retirement 2050 Fund

Statement of Operations

June 7, 2006[1] to
September 30, 2006
($000)
Investment Income
Income
Income Distributions Received	43
Net Investment Income—Note B	43
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	—
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	362
Net Increase (Decrease) in Net Assets Resulting from Operations	405

1 Inception.

45

Target Retirement 2050 Fund

Statement of Changes in Net Assets

June 7, 2006[1] to
September 30,
2006
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	362
Net Increase (Decrease) in Net Assets Resulting from Operations	405
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note E
Issued	12,301
Issued in Lieu of Cash Distributions	—
Redeemed	(442)
Net Increase (Decrease) from Capital Share Transactions	11,859
Total Increase (Decrease)	12,264
Net Assets
Beginning of Period	—
End of Period[2]	12,264

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $43,000.

46

Target Retirement 2050 Fund

Financial Highlights

June 7, 2006[1] to
For a Share Outstanding Throughout The Period	September 30, 2006
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.17[2]
Capital Gain Distributions Received	—
Net Realized and Unrealized Gain (Loss) on Investments	1.07
Total from Investment Operations	1.24
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.24

Total Return	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	1.88%*
Portfolio Turnover Rate	0%

1 Inception.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.21%.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares, formerly known as VIPER Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended September 30, 2006, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2006, the fund had $43,000 of ordinary income available for distribution.

At September 30, 2006, the cost of investment securities for tax purposes was $12,092,000. Net unrealized appreciation of investment securities for tax purposes was $362,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the period ended September 30, 2006, the fund purchased $11,872,000 of investment securities and sold no investment securities, other than temporary cash investments.

48

Target Retirement 2050 Fund

E. Capital shares issued and redeemed were:

June 7, 2006[1] to
September 30, 2006
Shares
(000)
Issued	598
Issued in Lieu of Cash Distributions	—
Redeemed	(21)
Net Increase (Decrease) in Shares Outstanding	577

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1 Inception.

49

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, and Vanguard Target Retirement 2050 Fund:

In our opinion, the accompanying statements of net assets, including the statements of assets and liabilities for Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2040 Fund and Vanguard Target Retirement 2050 Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, and Vanguard Target Retirement 2050 Fund (hereafter referred to as the “Funds”) at September 30, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 13, 2006

50

Special 2006 tax information (unaudited) for Vanguard Target Retirement Funds

This information for the fiscal year ended September 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
($000)
Target Retirement 2030 Fund	0
Target Retirement 2035 Fund	13,224
Target Retirement 2040 Fund	0
Target Retirement 2045 Fund	6,863
Target Retirement 2050 Fund	0

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Percentage
Target Retirement 2030 Fund	65.9
Target Retirement 2035 Fund	46.8
Target Retirement 2040 Fund	71.4
Target Retirement 2045 Fund	51.6
Target Retirement 2050 Fund	69.4

51

Your Fund’s After-Tax Returns

This table presents returns both before and after taxes for those Target Retirement Funds that have at least one year of operating history. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2006. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard Target Retirement Funds
Periods Ended September 30, 2006
	One	Since
	Year	Inception[1]
Target Retirement 2035 Fund
Returns Before Taxes	9.70%	11.31%
Returns After Taxes on Distributions	9.27	10.99
Returns After Taxes on Distributions and Sale of Fund Shares	6.49	9.62

Target Retirement 2045 Fund
Returns Before Taxes	10.70%	12.41%
Returns After Taxes on Distributions	10.37	12.15
Returns After Taxes on Distributions and Sale of Fund Shares	7.17	10.62

1 For the 2035 and 2045 Funds, October 27, 2003.

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended September 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Target Retirement Fund	3/31/2006	9/30/2006	Period[1]
Based on Actual Fund Return
2035	1,000.00	$1,028.88	$1.07
2045	1,000.00	1,027.97	1.07
Based on Hypothetical 5% Yearly Return
2035	1,000.00	$1,024.02	$1.07
2045	1,000.00	1,024.02	1.07

1 These calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. The Target Retirement Funds’ acquired fund fees and expenses as of September 30, 2006, are (in order as listed above from top to bottom) 0.21% and 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized acquired fund fees and expenses for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note: The new Target Retirement Funds were excluded, as these funds do not have six months’ worth of history—namely, the 2030, 2040, and 2050 Funds.

53

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table on page 53 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

54

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
142 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
142 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
142 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
142 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
142 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
142 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
142 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
142 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
142 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
142 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, VIPER, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3080B 112006

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended September 30, 2006: $169,700
Fiscal Year Ended September 30, 2005: $95,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended September 30, 2006: $2,347,620
Fiscal Year Ended September 30, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended September 30, 2006: $530,000
Fiscal Year Ended September 30, 2005: $382,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended September 30, 2006: $101,300
Fiscal Year Ended September 30, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended September 30, 2006: $0
Fiscal Year Ended September 30, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2006: $101,300
Fiscal Year Ended September 30, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.